FIDELITY
GROWTH & INCOME
PORTFOLIO

SEMIANNUAL REPORT

JANUARY 31, 1999

(2 Fidelity Logo Graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  22  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 26  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GROWTH & INCOME        12.69%         27.98%       170.88%       504.31%

S&P 500 (registered trademark)  15.02%         32.49%       196.12%       462.78%

Growth & Income Funds Average   7.64%          17.35%       130.52%       314.36%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 866 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GROWTH & INCOME          27.98%       22.06%        19.71%

S&P 500                           32.49%       24.25%        18.86%

Growth & Income Funds Average     17.35%       17.97%        15.04%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Growth & Income             S&P 500
             00027                       SP001
  1989/01/31      10000.00                    10000.00
  1989/02/28       9892.27                     9751.00
  1989/03/31      10197.98                     9978.20
  1989/04/30      10632.75                    10496.07
  1989/05/31      11131.46                    10921.16
  1989/06/30      11207.98                    10858.91
  1989/07/31      11962.05                    11839.47
  1989/08/31      12219.86                    12071.52
  1989/09/30      12154.24                    12022.03
  1989/10/31      11770.21                    11743.12
  1989/11/30      11965.59                    11982.68
  1989/12/31      12196.34                    12270.26
  1990/01/31      11557.04                    11446.92
  1990/02/28      11734.63                    11594.59
  1990/03/31      11940.74                    11901.85
  1990/04/30      11632.73                    11604.30
  1990/05/31      12492.29                    12735.72
  1990/06/30      12434.24                    12649.12
  1990/07/31      12347.59                    12608.64
  1990/08/31      11293.35                    11468.82
  1990/09/30      10642.15                    10910.29
  1990/10/31      10619.98                    10863.37
  1990/11/30      11144.69                    11565.15
  1990/12/31      11367.42                    11887.81
  1991/01/31      12405.58                    12406.12
  1991/02/28      13451.20                    13293.16
  1991/03/31      14192.15                    13614.86
  1991/04/30      14387.60                    13647.53
  1991/05/31      15214.47                    14237.10
  1991/06/30      14181.12                    13585.05
  1991/07/31      15049.97                    14218.11
  1991/08/31      15488.17                    14555.08
  1991/09/30      15351.57                    14312.01
  1991/10/31      15626.12                    14503.79
  1991/11/30      14810.30                    13919.29
  1991/12/31      16123.75                    15511.65
  1992/01/31      16509.33                    15223.14
  1992/02/29      16871.31                    15421.04
  1992/03/31      16524.77                    15120.33
  1992/04/30      16896.38                    15564.86
  1992/05/31      16959.63                    15641.13
  1992/06/30      16626.35                    15408.08
  1992/07/31      16968.26                    16038.27
  1992/08/31      16793.33                    15709.48
  1992/09/30      16965.34                    15894.86
  1992/10/31      17099.70                    15950.49
  1992/11/30      17628.18                    16494.40
  1992/12/31      17983.86                    16697.28
  1993/01/31      18485.69                    16837.54
  1993/02/28      18695.55                    17066.53
  1993/03/31      19381.71                    17426.63
  1993/04/30      19354.18                    17004.91
  1993/05/31      19757.97                    17460.64
  1993/06/30      20062.19                    17511.28
  1993/07/31      20209.85                    17441.23
  1993/08/31      21003.47                    18102.25
  1993/09/30      21117.81                    17962.87
  1993/10/31      21354.13                    18334.70
  1993/11/30      20872.03                    18160.52
  1993/12/31      21495.99                    18380.26
  1994/01/31      22308.61                    19005.19
  1994/02/28      21882.95                    18490.15
  1994/03/31      20920.30                    17683.98
  1994/04/30      21338.13                    17910.33
  1994/05/31      21406.14                    18204.06
  1994/06/30      21034.62                    17758.06
  1994/07/31      21639.79                    18340.53
  1994/08/31      22469.46                    19092.49
  1994/09/30      22208.59                    18624.72
  1994/10/31      22473.22                    19043.78
  1994/11/30      21638.61                    18350.20
  1994/12/31      21983.33                    18622.34
  1995/01/31      22243.92                    19105.22
  1995/02/28      22900.60                    19849.75
  1995/03/31      23621.28                    20435.51
  1995/04/30      24280.92                    21037.34
  1995/05/31      24971.97                    21878.20
  1995/06/30      25422.67                    22386.43
  1995/07/31      26389.95                    23128.76
  1995/08/31      26589.72                    23186.82
  1995/09/30      27658.87                    24165.30
  1995/10/31      27529.32                    24079.03
  1995/11/30      28824.82                    25136.10
  1995/12/31      29761.52                    25620.22
  1996/01/31      30751.74                    26492.33
  1996/02/29      31092.81                    26737.92
  1996/03/31      31357.34                    26995.40
  1996/04/30      31677.54                    27393.32
  1996/05/31      32284.81                    28099.79
  1996/06/30      32484.08                    28206.85
  1996/07/31      31243.22                    26960.67
  1996/08/31      31730.70                    27529.27
  1996/09/30      33405.60                    29078.62
  1996/10/31      33935.84                    29880.61
  1996/11/30      36079.89                    32139.28
  1996/12/31      35721.09                    31502.60
  1997/01/31      37243.86                    33470.89
  1997/02/28      37662.33                    33733.30
  1997/03/31      36122.67                    32347.20
  1997/04/30      38046.57                    34278.32
  1997/05/31      40098.73                    36365.19
  1997/06/30      42174.02                    37994.35
  1997/07/31      45040.21                    41017.56
  1997/08/31      42595.17                    38719.76
  1997/09/30      44881.85                    40840.44
  1997/10/31      43686.13                    39476.37
  1997/11/30      45413.29                    41303.73
  1997/12/31      46499.50                    42012.91
  1998/01/31      47219.57                    42477.58
  1998/02/28      50148.67                    45541.06
  1998/03/31      52398.13                    47873.22
  1998/04/30      52483.75                    48354.82
  1998/05/31      51872.20                    47523.60
  1998/06/30      53967.01                    49454.01
  1998/07/31      53623.66                    48927.32
  1998/08/31      46327.50                    41853.41
  1998/09/30      49503.16                    44534.54
  1998/10/31      53169.11                    48156.98
  1998/11/30      56271.07                    51075.78
  1998/12/31      59662.75                    54018.76
  1999/01/29      60430.66                    56277.83
IMATRL PRASUN   SHR__CHT 19990131 19990216 135002 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Growth & Income Portfolio on January 31, 1989. As the chart shows, by January 31, 1999, the value of the investment would have grown to $60,431 - a 504.31% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $56,278 - a 462.78% increase.

(checkmark) UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

The first month of 1999 proved to
be a continuation of 1998's strong
U.S. stock market performance.
For the six-month period ending
January 31, 1999, the Standard
and Poor's 500 Index - a popular
performance measure of U.S. stock
markets - returned 15.02%. In
the early stages of the six-month
period, U.S. equity markets were
staggering toward a deep abyss,
one they would fall into on the news
of Russia's currency devaluation
and loan defaults. Faced with
global economic chaos, investors
began fleeing the equity markets
in droves, searching for safer, less
volatile havens - particularly U.S.
Treasuries. To address the lack of
confidence in domestic and global
equity markets, the U.S. Federal
Reserve Board intervened with three
separate 0.25% interest-rate cuts in
the late fall. Those cuts, combined
with skyrocketing Internet and
technology advances, helped stocks
to quickly ascend to - and even
surpass - their former lofty levels.
At the end of 1998, the S&P 500(registered trademark) recorded its unprecedented fourth-straight year of returns exceeding 20%. Despite some instances of profit-taking in technology issues and concerns over Brazil's currency devaluation in the first month of 1999, the S&P 500 Index, Dow Jones
Industrial Average and NASDAQ
all reached record highs in
January.

(photograph of Steven Kaye)

An interview with Steven Kaye, Portfolio Manager of Fidelity Growth & Income Portfolio

Q. HOW DID THE FUND PERFORM, STEVE?

A. For the six months that ended January 31, 1999, the fund returned 12.69%. This topped the growth & income funds average, which had a six-month return of 7.64% according to Lipper Inc. The fund's return trailed that of the Standard & Poor's 500 Index, which returned 15.02% during the same time. For the 12 months that ended January 31, 1999, the fund returned 27.98%, while the Lipper peer group and S&P 500 returned 17.35% and 32.49%, respectively.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

A. Over the past six months, market performance has been very segmented, with several sectors accounting for much of the market's gains and, consequently, much of the fund's performance. Take technology, for example. After enduring a difficult performance stretch in the summer and fall of 1998, technology stocks began to turn the corner in October and never looked back. Reduced inventories throughout the sector may have fueled this surge and, with bellwether tech holdings such as Microsoft, Intel and IBM within its portfolio, the fund was able to participate in this rally. Oracle and EMC were other computer-related investments that performed extremely well. Technology stocks have increasingly become a larger portion of the fund - as well as the overall stock market - due mainly to changes in the structure of the U.S. economy. At the end of the period, in fact, technology stocks had become one of the largest sectors in the market, accounting for just under 22% of the S&P 500's total market value.

Q. WERE THERE ANY OTHER AREAS IN WHICH THE FUND WAS ABLE TO CAPITALIZE ON THIS SEGMENTED PERFORMANCE?

A. Telecommunications was another fertile area during the period, as many telecom companies benefited from the demand for better voice, data and general Internet services. The fund's investments in MCI WorldCom, AT&T and SBC Communications performed very well as a result.

Q. WHAT ABOUT SOME OF THE AREAS THAT DIDN'T PERFORM SO WELL?

A. I'd single out finance stocks and hospital-related investments. Finance stocks - particularly banks - lagged the market due mainly to a worldwide tightening of credit and concerns over lending to hedge funds. As a result, the fund's investment in Citicorp - which merged with Travelers during the period to form Citigroup - was disappointing, as were its positions in BankAmerica and Bank One. As we neared the end of the period, however, finance stocks were showing signs of rebounding. Two hospital-related investments also detracted from the fund's performance, as Tenet Healthcare and Health Management Associates were each affected by business slowdowns.

Q. A LOT HAS BEEN SAID AND WRITTEN ABOUT THE SHARP APPRECIATION IN INTERNET STOCKS DURING THE PERIOD. WHAT ARE YOUR THOUGHTS ON THESE STOCKS AND WHAT ROLE, IF ANY, DID THEY PLAY IN THE PORTFOLIO?

A. There's no doubt in my mind that the Internet is for real and here to stay. It's changing the face of business. Online brokerage trades, for instance, increased dramatically in 1998. People seem to be very attracted to the convenience of pointing and clicking as opposed to using the phone. It's particularly tough, though, to look into the future of Internet stocks and determine which companies will emerge as the winners. Over the last six months, I increased the fund's holdings in large-cap growth names such as Microsoft and Cisco Systems, each of which I felt was well-positioned to benefit from the popularity of the Internet going forward. The Internet also is creating opportunities for companies with advanced communications capabilities. The need for bandwidth has created opportunities for companies with competitive advantages in other emerging areas, such as cable and wireless.

Q. WHAT'S YOUR OUTLOOK?

A. I'm taking a cautious approach and have modest expectations going forward. On the plus side, the U.S. has enjoyed almost unprecedented economic prosperity over the past few years. Interest-rate cuts by the Federal Reserve Board, a high level of consumer confidence and strong consumer spending trends have been very beneficial. On the other hand, I'm very concerned about high stock valuations throughout the market. Higher interest rates, slowing corporate profits and deteriorating international conditions are concerns for 1999.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: seeks a high total return
through a combination of
current income and capital
appreciation

FUND NUMBER: 027

TRADING SYMBOL: FGRIX

START DATE: December 30,
1985

SIZE: as of January 31,
1999, more than $49.2
billion

MANAGER: Steven Kaye,
since 1993; manager, Fidelity
Blue Chip Growth Fund,
1990-1992; Fidelity Select
Energy Services,
Biotechnology and Health
Care portfolios,
1986-1990; joined Fidelity in
1985

STEVE KAYE ON A POTPOURRI
OF TOPICS:

"The CONCENTRATION of the fund's
top-20 holdings increased during
the period, from around 33% of total
investments to just under 40%. This
is consistent with the fact that the
top holdings represent my best ideas
- and consequently where I place
most of my faith - but some of
the increase also can be
attributed to the narrow equity
market we've seen. A relatively
small number of large-cap stocks
did very well and some - such as
General Electric and Microsoft -
happened to be among the fund's
top holdings.

"REAL ESTATE INVESTMENT TRUSTS,
or REITs, were an area of
disappointment during the period.
Most REITs are of the small-cap
stock variety, and with large-cap
stocks leading the market's rally,
small caps were left behind. The
turbulence in capital markets last
fall - caused by Russia and
hedge-fund lending concerns -
caused an overall slowdown in real
estate financing. REIT yields,
though, remain at a significant
premium to government bond yields
and I feel they show good potential
going forward.

"Another industry that was hurt by
RISING VALUATIONS was the
pharmaceutical group. These stocks
have performed exceptionally well
for some time, but their share
prices got a bit rich during the
period. While I wouldn't mind
seeing a price correction of some
sort, I'm pretty comfortable with
the future earnings outlook for
most of the big drug companies."

INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY
31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

General Electric Co.            4.2                      3.4

Microsoft Corp.                 3.5                      2.0

Merck & Co., Inc.               3.1                      2.5

Philip Morris Companies, Inc.   2.4                      2.1

MCI WorldCom, Inc.              2.2                      1.5

Citigroup, Inc.                 2.0                      2.5

American Express Co.            2.0                      2.1

Fannie Mae                      1.9                      1.8

AT&T Corp.                      1.9                      1.3

Intel Corp.                     1.8                      0.8

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      17.0                     10.5

HEALTH                          15.5                     17.6

FINANCE                         14.9                     16.5

UTILITIES                       8.7                      7.0

NONDURABLES                     8.4                      9.6


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 *
Row: 1, Col: 1, Value: 5.8
Row: 1, Col: 2, Value: 1.8
Row: 1, Col: 3, Value: 92.40000000000001
Stocks 93.4%
Bonds 0.8%
Short-term
investments 5.8%
*FOREIGN
INVESTMENTS 2.8%

AS OF JULY 31, 1998 **
Row: 1, Col: 1, Value: 4.4
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 93.90000000000001
Stocks 94.9%
Bonds 0.7%
Short-term
investments 4.4%
**FOREIGN
INVESTMENTS 5.6%

INVESTMENTS JANUARY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.1%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 3.0%

AEROSPACE & DEFENSE - 1.2%

AlliedSignal, Inc.                4,944,100                $ 192,820

Boeing Co.                        1,376,100                 47,561

British Aerospace PLC             4,266,444                 32,364

Gulfstream Aerospace Corp. (a)    1,638,300                 90,107

Lockheed Martin Corp.             685,800                   24,174

Textron, Inc.                     2,066,000                 153,788

United Technologies Corp.         403,600                   48,205

                                                            589,019

DEFENSE ELECTRONICS - 1.2%

Litton Industries, Inc. (a)(d)    3,294,100                 187,558

Northrop Grumman Corp.            2,447,500                 139,508

Raytheon Co. Class A              5,205,518                 290,208

                                                            617,274

SHIP BUILDING & REPAIR - 0.6%

General Dynamics Corp.            4,854,900                 282,191

TOTAL AEROSPACE & DEFENSE                                   1,488,484

BASIC INDUSTRIES - 0.9%

CHEMICALS & PLASTICS - 0.8%

du Pont (E.I.) de Nemours &       2,904,700                 148,684
Co.

IMC Global, Inc.                  3,284,100                 59,730

Monsanto Co.                      3,175,500                 151,035

Union Carbide Corp.               629,800                   24,916

                                                            384,365

METALS & MINING - 0.0%

Alcoa, Inc.                       278,200                   23,264

PAPER & FOREST PRODUCTS - 0.1%

Kimberly-Clark Corp.              600,600                   29,917

TOTAL BASIC INDUSTRIES                                      437,546

CONSTRUCTION & REAL ESTATE -
1.5%

REAL ESTATE - 0.1%

Rouse Co. (The)                   1,076,900                 25,442

REAL ESTATE INVESTMENT TRUSTS
- 1.4%

Boston Properties, Inc.           716,900                   23,299

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

CBL & Associates Properties,      2,157,100                $ 53,119
Inc. (d)

Duke Realty Investments, Inc.     364,806                   8,391

Equity Office Properties Trust    6,296,590                 160,563

Equity Residential Properties     3,487,365                 141,892
Trust (SBI)

Irvine Apartments                 421,200                   13,531
Communities, Inc.

Macerich Co.                      647,600                   15,947

Mack-Cali Realty Corp.            723,300                   21,609

Manufactured Home                 921,400                   21,826
Communities, Inc.

Public Storage, Inc.              3,023,700                 76,915

Simon Property Group, Inc.        538,900                   14,180

Starwood Hotels & Resorts         5,457,843                 136,446
Worldwide, Inc.

Urban Shopping Centers, Inc.      666,400                   20,617

                                                            708,335

TOTAL CONSTRUCTION & REAL                                   733,777
ESTATE

DURABLES - 1.5%

AUTOS, TIRES, & ACCESSORIES -
1.0%

Ford Motor Co.                    6,095,800                 374,511

General Motors Corp.              622,638                   55,882

Republic Industries, Inc. (a)     3,616,100                 54,694

                                                            485,087

CONSUMER DURABLES - 0.1%

Minnesota Mining &                699,400                   54,291
Manufacturing Co.

CONSUMER ELECTRONICS - 0.2%

General Motors Corp. Class H      2,102,000                 103,524
(a)

TEXTILES & APPAREL - 0.2%

Fruit of the Loom, Inc. Class     1,583,500                 22,961
A (a)

Unifi, Inc. (d)                   3,688,300                 61,549

                                                            84,510

TOTAL DURABLES                                              727,412

ENERGY - 3.9%

OIL & GAS - 3.9%

BP Amoco PLC sponsored ADR        6,531,770                 529,890

Chevron Corp.                     1,480,900                 110,697

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Exxon Corp.                       8,211,900                $ 578,426

Mobil Corp.                       2,121,300                 186,011

Phillips Petroleum Co.            1,120,500                 43,279

Royal Dutch Petroleum Co. (NY     6,688,600                 267,962
Registry Gilder 1.25)

Texaco, Inc.                      2,701,600                 127,988

Tosco Corp.                       617,100                   13,422

Total SA sponsored ADR            1,022,477                 52,338

                                                            1,910,013

FINANCE - 14.8%

BANKS - 2.7%

Bank of New York Co., Inc.        10,076,508                357,716

Bank One Corp.                    8,589,960                 449,899

BankAmerica Corp.                 3,737,606                 249,952

Chase Manhattan Corp.             771,700                   59,373

Credit Suisse Group (Reg.)        116,800                   18,655

National City Corp.               1,016,873                 72,262

Wachovia Corp.                    227,200                   20,136

Wells Fargo & Co.                 3,545,400                 123,867

                                                            1,351,860

CREDIT & OTHER FINANCE - 6.3%

American Express Co.              9,401,530                 967,182

Associates First Capital          19,061,738                773,192
Corp. Class A

Capital Trust, Inc. Class A       1,635,782                 9,610
(a)(d)

Citigroup, Inc.                   17,725,197                993,719

Fleet Financial Group, Inc.       2,369,998                 105,021

Household International, Inc.     5,683,440                 249,716

                                                            3,098,440

FEDERAL SPONSORED CREDIT - 3.9%

Fannie Mae                        13,054,300                951,332

Freddie Mac                       7,441,100                 461,348

SLM Holding Corp. (d)             11,026,650                485,862

                                                            1,898,542

INSURANCE - 1.7%

Allmerica Financial Corp.         1,216,100                 65,593

American International Group,     2,640,000                 271,755
Inc.

Aon Corp.                         501,900                   25,471

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Berkshire Hathaway, Inc.:

Class A (a)                       455                      $ 29,575

Class B (a)                       21                        45

Hartford Financial Services       4,547,500                 236,186
Group, Inc.

MBIA, Inc.                        2,576,900                 168,948

UNUM Corp.                        682,600                   41,255

                                                            838,828

SAVINGS & LOANS - 0.1%

Washington Mutual, Inc.           668,100                   28,060

SECURITIES INDUSTRY - 0.1%

Lehman Brothers Holdings,         532,420                   29,117
Inc.

TOTAL FINANCE                                               7,244,847

HEALTH - 15.5%

DRUGS & PHARMACEUTICALS - 10.8%

Allergan, Inc.                    2,092,700                 160,876

American Home Products Corp.      1,315,600                 77,209

Amgen, Inc. (a)                   1,518,000                 194,019

Bristol-Myers Squibb Co.          5,319,700                 681,919

Forest Laboratories, Inc.         4,185,700                 193,327
(a)(d)

Genentech, Inc. (special) (a)     1,072,300                 87,258

Lilly (Eli) & Co.                 8,464,332                 793,002

Merck & Co., Inc.                 10,250,800                1,504,305

Pfizer, Inc.                      4,745,700                 610,416

Quintiles Transnational Corp.     305,900                   15,830
(a)

Schering-Plough Corp.             4,296,400                 234,154

SmithKline Beecham PLC ADR        1,423,200                 96,511

Teva Pharmaceutical               1,500,000                 65,156
Industries Ltd. ADR

Warner-Lambert Co.                8,003,980                 577,787

                                                            5,291,769

MEDICAL EQUIPMENT & SUPPLIES
- 3.7%

Abbott Laboratories               450,000                   20,897

Allegiance Corp.                  2,300,000                 103,788

Bard (C.R.), Inc. (d)             4,246,200                 214,964

Bausch & Lomb, Inc. (d)           3,107,600                 190,729

Baxter International, Inc.        4,862,500                 344,934

Becton, Dickinson & Co.           7,165,800                 256,177

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Cardinal Health, Inc.             1,152,150                $ 85,187

Guidant Corp.                     546,500                   32,209

Johnson & Johnson                 2,780,600                 236,351

Medtronic, Inc.                   1,788,998                 142,561

Stryker Corp.                     3,834,700                 177,834

                                                            1,805,631

MEDICAL FACILITIES MANAGEMENT
- 1.0%

Coram Healthcare Corp. (a)        2,318,000                 4,636

Health Management Associates,     10,568,500                132,767
Inc. Class A (a)

Humana, Inc. (a)                  2,047,700                 36,603

Tenet Healthcare Corp. (a)        7,108,400                 147,499

Wellpoint Health Networks,        2,556,200                 191,236
Inc. (a)

                                                            512,741

TOTAL HEALTH                                                7,610,141

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.0%

ELECTRICAL EQUIPMENT - 4.4%

Emerson Electric Co.              1,474,000                 85,768

General Electric Co.              19,733,200                2,069,516

Oak Industries, Inc. (a)          650,700                   24,442

                                                            2,179,726

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.6%

Tyco International Ltd.           10,009,900                771,388

POLLUTION CONTROL - 0.0%

Waste Management, Inc.            314,387                   15,700

TOTAL INDUSTRIAL MACHINERY &                                2,966,814
EQUIPMENT

MEDIA & LEISURE - 3.8%

BROADCASTING - 1.6%

CBS Corp.                         8,428,934                 286,584

Infinity Broadcasting Corp.       1,171,000                 32,422
Class A (a)

Jacor Communications, Inc.        638,700                   44,469
Class A (a)

MediaOne Group, Inc.              1,121,300                 62,863

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Nielsen Media Research, Inc.      2,767,466                $ 52,236
(a)

Time Warner, Inc.                 4,708,742                 294,296

                                                            772,870

ENTERTAINMENT - 0.5%

Disney (Walt) Co.                 1,299,700                 42,890

News Corp. Ltd. ADR               793,000                   23,394

Viacom, Inc. Class B              2,228,400                 189,414
(non-vtg.) (a)

                                                            255,698

PUBLISHING - 0.2%

Times Mirror Co. Class A          2,128,100                 117,179

RESTAURANTS - 1.5%

McDonald's Corp.                  4,250,900                 335,024

Starbucks Corp. (a)               2,868,000                 149,315

Tricon Global Restaurants,        5,206,710                 247,644
Inc. (a)

                                                            731,983

TOTAL MEDIA & LEISURE                                       1,877,730

NONDURABLES - 8.4%

BEVERAGES - 2.4%

Anheuser-Busch Companies,         4,994,300                 353,035
Inc.

Coca-Cola Co. (The)               3,625,000                 237,211

PepsiCo, Inc.                     12,622,700                493,074

Whitman Corp.                     3,818,100                 74,453

                                                            1,157,773

FOODS - 1.6%

Bestfoods                         3,030,200                 152,457

Campbell Soup Co.                 610,200                   28,641

General Mills, Inc.               500,000                   41,969

Hershey Foods Corp.               840,100                   47,256

Nestle SA (Reg.)                  35,000                    64,187

Quaker Oats Co.                   825,400                   45,913

Ralston Purina Co.                4,937,421                 135,162

Sara Lee Corp.                    4,287,000                 109,319

Sysco Corp.                       5,610,700                 152,892

                                                            777,796

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - 1.9%

Avon Products, Inc.               2,314,600                $ 85,496

Gillette Co.                      856,000                   50,290

Procter & Gamble Co.              6,647,700                 604,110

Unilever NV (NY shares)           2,769,800                 211,890

                                                            951,786

TOBACCO - 2.5%

Philip Morris Companies, Inc.     25,198,900                1,184,348

UST, Inc.                         1,313,600                 41,378

                                                            1,225,726

TOTAL NONDURABLES                                           4,113,081

RETAIL & WHOLESALE - 6.3%

APPAREL STORES - 0.0%

Abercrombie & Fitch Co. Class     190,200                   14,550
A (a)

DRUG STORES - 1.3%

CVS Corp.                         6,154,468                 336,957

Rite Aid Corp.                    872,080                   42,841

Walgreen Co.                      3,948,900                 246,806

                                                            626,604

GENERAL MERCHANDISE STORES -
2.3%

Dayton Hudson Corp.               2,676,300                 170,614

Federated Department Stores,      1,424,730                 59,572
Inc. (a)

May Department Stores Co.         805,200                   48,614
(The)

Saks, Inc. (a)                    706,529                   26,009

Wal-Mart Stores, Inc.             9,701,600                 834,338

                                                            1,139,147

GROCERY STORES - 1.4%

Albertson's, Inc.                 793,600                   48,410

Kroger Co. (a)                    3,395,452                 215,611

Meyer (Fred), Inc. (a)            2,837,560                 177,348

Safeway, Inc. (a)                 4,317,800                 242,337

                                                            683,706

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.3%

Home Depot, Inc.                  10,635,700               $ 642,130

TOTAL RETAIL & WHOLESALE                                    3,106,137

SERVICES - 1.3%

ADVERTISING - 0.5%

Interpublic Group of              1,659,567                 131,313
Companies, Inc.

Omnicom Group, Inc.               1,581,400                 101,210

                                                            232,523

PRINTING - 0.2%

Donnelley (R.R.) & Sons Co.       2,538,500                 95,670

SERVICES - 0.6%

ACNielsen Corp. (a)               841,332                   19,245

Block (H&R), Inc. (d)             5,308,500                 232,910

Service Corp. International       1,962,800                 31,159

ServiceMaster Co.                 1,760,250                 33,555

                                                            316,869

TOTAL SERVICES                                              645,062

TECHNOLOGY - 16.7%

COMMUNICATIONS EQUIPMENT - 1.2%

Cisco Systems, Inc. (a)           4,444,600                 495,851

Lucent Technologies, Inc.         917,752                   103,304

                                                            599,155

COMPUTER SERVICES & SOFTWARE
- 8.6%

America Online, Inc.              259,400                   45,573

Automatic Data Processing,        5,652,900                 240,602
Inc.

BMC Software, Inc.                3,855,000                 179,980

Ceridian Corp. (a) (d)            3,618,700                 287,234

Computer Associates               796,300                   40,313
International, Inc.

Compuware Corp. (a)               2,165,600                 143,471

DST Systems, Inc. (a)             1,732,100                 107,282

Electronic Data Systems Corp.     4,012,100                 210,384

Equifax, Inc.                     2,579,500                 102,051

First Data Corp.                  1,673,400                 64,112

IMS Health, Inc.                  15,144,200                554,656

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Microsoft Corp. (a)               9,847,800                $ 1,723,365

Oracle Corp. (a)                  9,084,000                 503,027

                                                            4,202,050

COMPUTERS & OFFICE EQUIPMENT
- 4.4%

Compaq Computer Corp.             1,437,200                 68,447

Dell Computer Corp. (a)           1,380,000                 138,000

EMC Corp. (a)                     1,993,200                 217,010

Hewlett-Packard Co.               810,000                   63,484

International Business            4,407,400                 807,656
Machines Corp.

Pitney Bowes, Inc.                9,055,800                 623,152

Xerox Corp.                       1,861,300                 230,801

                                                            2,148,550

ELECTRONICS - 2.4%

Intel Corp.                       6,079,500                 856,830

Motorola, Inc.                    1,567,200                 113,230

Texas Instruments, Inc.           1,879,200                 185,806

                                                            1,155,866

PHOTOGRAPHIC EQUIPMENT - 0.1%

Eastman Kodak Co.                 1,025,800                 67,062

TOTAL TECHNOLOGY                                            8,172,683

TRANSPORTATION - 0.8%

AIR TRANSPORTATION - 0.5%

Southwest Airlines Co.            6,089,175                 163,647

Viad Corp.                        3,377,700                 96,898

                                                            260,545

RAILROADS - 0.3%

Burlington Northern Santa Fe      2,060,300                 71,338
Corp.

CSX Corp.                         664,800                   26,758

Union Pacific Corp.               483,800                   24,885

                                                            122,981

TOTAL TRANSPORTATION                                        383,526

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - 8.7%

ELECTRIC UTILITY - 0.5%

Duke Energy Corp.                 2,070,200                $ 127,964

FPL Group, Inc.                   941,900                   51,687

PG&E Corp.                        2,088,400                 66,698

                                                            246,349

GAS - 0.2%

Enron Corp.                       1,520,000                 100,320

TELEPHONE SERVICES - 8.0%

Ameritech Corp.                   4,058,700                 264,323

AT&T Corp.                        10,147,600                920,895

Bell Atlantic Corp.               2,422,886                 145,373

BellSouth Corp.                   7,744,400                 345,594

GTE Corp.                         5,842,300                 394,355

MCI WorldCom, Inc. (a)            13,700,309                1,092,600

SBC Communications, Inc.          11,814,892                638,004

U.S. WEST, Inc.                   2,325,126                 143,431

                                                            3,944,575

TOTAL UTILITIES                                             4,291,244

TOTAL COMMON STOCKS                                         45,708,497
(Cost $25,482,399)

CONVERTIBLE PREFERRED STOCKS
- 0.3%



BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.1%

Sealed Air Corp. Series A,        1,054,927                 56,043
$2.00

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

Union Pacific Capital Trust       1,377,000                 68,850
$3.125 TIDES (e)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Loral Space & Communications      389,000                   23,535
Ltd. Series C, $3.00 (e)

TOTAL CONVERTIBLE PREFERRED                                 148,428
STOCKS
(Cost $130,050)



CORPORATE BONDS - 0.4%

MOODY'S RATINGS (UNAUDITED)                PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.3%

TECHNOLOGY - 0.3%

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

Quantum Corp. 7% 8/1/04           B2       $ 40,000                           $ 39,800

ELECTRONICS - 0.2%

Micron Technology, Inc. 7%        B2        86,500                             113,639
7/1/04

TOTAL TECHNOLOGY                                                               153,439

NONCONVERTIBLE BONDS - 0.1%

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Tenet Healthcare Corp. 8.625%     Ba3       2,000                              2,090
1/15/07

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

Orion Network Systems, Inc.       B1        20,000                             12,700
0% 1/15/07 (c)

RETAIL & WHOLESALE - 0.1%

GROCERY STORES - 0.1%

Meyer (Fred), Inc. 7.45%          Ba2       25,000                             27,125
3/1/08

TOTAL NONCONVERTIBLE BONDS                                                     41,915

TOTAL CORPORATE BONDS                                                          195,354
(Cost $165,095)

U.S. TREASURY OBLIGATIONS -
0.4%



U.S. Treasury Bond:

6% 2/15/26                        Aaa       172,500                            189,346

8.125% 8/15/19                    Aaa       10,000                             13,418

TOTAL U.S. TREASURY OBLIGATIONS                                                202,764
(Cost $166,451)


CASH EQUIVALENTS - 5.8%

                                MATURITY AMOUNT (000S)  VALUE (NOTE 1) (000S)

Investments in repurchase
agreements (U.S. Treasury
obligations), in a joint
trading account at:

4.25%, dated 1/29/99 due        $ 3,487,234             $ 3,486
2/1/99

4.72%, dated 1/29/99 due         365,353,649             365,210
2/1/99

                                SHARES

Taxable Central Cash Fund (b)    2,463,622,352           2,463,622

TOTAL CASH EQUIVALENTS                                   2,832,318
(Cost $2,832,318)

TOTAL INVESTMENT IN                                      $ 49,087,361
SECURITIES - 100%
(Cost $28,776,313)

SECURITY TYPE ABBREVIATIONS

TIDES - Term Income Deferred
        Equity Securities

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Affiliated company (see Note 6 of Notes to Financial Statements).

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $92,385,000 or 0.2% of net assets.

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $28,787,702,000. Net unrealized appreciation aggregated $20,299,659,000, of which $20,877,288,000 related to appreciated investment securities and $577,629,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                         JANUARY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 49,087,361
value (including repurchase
agreements of $368,696)
(cost $28,776,313) - See
accompanying schedule

Cash                                       1

Receivable for investments                 359,741
sold

Receivable for fund shares                 79,879
sold

Dividends receivable                       41,713

Interest receivable                        17,789

Other receivables                          774

 TOTAL ASSETS                              49,587,258

LIABILITIES

Payable for investments        $ 235,014
purchased

Payable for fund shares         80,915
redeemed

Accrued management fee          19,544

Other payables and accrued      8,361
expenses

 TOTAL LIABILITIES                         343,834

NET ASSETS                                $ 49,243,424

Net Assets consist of:

Paid in capital                           $ 28,571,139

Undistributed net investment               42,733
income

Accumulated undistributed net              318,361
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                20,311,191
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 1,060,647                 $ 49,243,424
shares outstanding

NET ASSET VALUE, offering                  $46.43
price and redemption price
per share ($49,243,424
(divided by) 1,060,647
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                SIX MONTHS ENDED JANUARY 31,
                                    1999 (UNAUDITED)

INVESTMENT INCOME                            $ 272,383
Dividends (including $10,160
received from  affiliated
issuers)

Interest                                      78,521

 TOTAL INCOME                                 350,904

EXPENSES

Management fee                   $ 107,047

Transfer agent fees               41,468

Accounting fees and expenses      557

Non-interested trustees'          129
compensation

Custodian fees and expenses       315

Registration fees                 642

Audit                             101

Legal                             87

Miscellaneous                     116

 Total expenses before            150,462
reductions

 Expense reductions               (3,571)     146,891

NET INVESTMENT INCOME                         204,013

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            939,725
(including realized gain
(loss) of    $14,216 on
sales of investments in
affiliated issuers)

 Foreign currency transactions    747         940,472

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            4,315,496

 Assets and liabilities in        103         4,315,599
foreign currencies

NET GAIN (LOSS)                               5,256,071

NET INCREASE (DECREASE) IN                   $ 5,460,084
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 204,013                     $ 399,563
income

 Net realized gain (loss)         940,472                       1,972,406

 Change in net unrealized         4,315,599                     4,607,442
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       5,460,084                     6,979,411
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (194,551)                     (397,518)
From net investment income

 From net realized gain           (2,186,855)                   (1,237,608)

 TOTAL DISTRIBUTIONS              (2,381,406)                   (1,635,126)

Share transactions Net            4,561,799                     12,370,734
proceeds from sales of shares

 Reinvestment of distributions    2,319,321                     1,603,367

 Cost of shares redeemed          (5,076,997)                   (9,241,449)

 NET INCREASE (DECREASE) IN       1,804,123                     4,732,652
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       4,882,801                     10,076,937
IN NET ASSETS

NET ASSETS

 Beginning of period              44,360,623                    34,283,686

 End of period (including        $ 49,243,424                  $ 44,360,623
undistributed net investment
income of $42,733 and
$33,271, respectively)

OTHER INFORMATION
Shares

 Sold                             107,873                       309,914

 Issued in reinvestment of        59,822                        43,076
distributions

 Redeemed                         (121,436)                     (229,152)

 Net increase (decrease)          46,259                        123,838


FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                1999

                                (UNAUDITED)                   1998                  1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 43.73                       $ 38.50               $ 28.20   $ 25.10   $ 22.17   $ 21.90
period

Income from Investment
Operations

 Net investment income           .20 D                         .41 D                 .46 D     .49       .43       .45

 Net realized and                4.84                          6.59                  11.44     3.99      4.14      1.07
unrealized gain (loss)

 Total from investment           5.04                          7.00                  11.90     4.48      4.57      1.52
operations

Less Distributions

 From net investment   income    (.19)                         (.41)                 (.48)     (.48)     (.40)     (.48)

 From net realized gain          (2.16)                        (1.36)                (1.12)    (.90)     (1.24)    (.77)

 Total distributions             (2.34)                        (1.77)                (1.60)    (1.38)    (1.64)    (1.25)

Net asset value, end   of       $ 46.43                       $ 43.73               $ 38.50   $ 28.20   $ 25.10   $ 22.17
period

TOTAL RETURN B, C                12.69%                        19.06%                44.16%    18.39%    21.95%    7.08%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 49,243                      $ 44,361              $ 34,284  $ 19,206  $ 12,106  $ 8,757
millions)

Ratio of expenses to average     .69% A                        .69%                  .73%      .75%      .78%      .83%
net assets

Ratio of expenses to average     .67% A, E                     .68% E                .71% E    .74% E    .77% E    .82% E
net assets after expense
reductions

Ratio of net investment          .94% A                        1.02%                 1.43%     1.82%     2.21%     2.09%
income to average  net assets

Portfolio turnover rate          29% A                         32%                   38%       41%       67%       92%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS

For the period ended January 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Growth & Income Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Effective the close of business on April 3, 1998, the fund was closed to new accounts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser,

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $6,007,322,000 and $7,299,998,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .49% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,118,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,558,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $1,008,000, respectively, under these arrangements.

6. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS  PURCHASE  SALES     DIVIDEND  VALUE
AFFILIATE             COST      COST      INCOME
Bard (C.R.), Inc.     $ 26,013        $ -  $ 1,599   $ 214,964
Bausch & Lomb, Inc.          -     45,014    2,022     190,729
Block (H&R), Inc.            -     53,676    2,924     232,910
CBL & Associates
  Properties, Inc.           -          -    2,006      53,119
Capital Trust, Inc. Class A  -          -        -       9,610
Ceridian Corp.               -          -        -     287,234
Coram Healthcare Corp.       -      3,831        -           -
Forest Laboratories, Inc.    -     12,272        -     193,327
Litton Industries, Inc.  4,411      6,802        -     187,558
SLM Holding Corp.      105,488          -    1,609     485,862
Unifi, Inc.                  -          -        -      61,549
TOTALS               $ 135,912  $ 121,595 $ 10,160 $ 1,916,862

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(cOMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane Jr., Vice President

Steven Kaye, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity  (registered trademark) Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan (registered trademark) Fund

Real Estate Investment Portfolio

Utilities Fund

THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)


TouchTone Xpress (registered trademark)(Automated graphic)
1-800-544-5555

(Automated graphic) AUTOMATED LINE FOR QUICKEST SERVICE

GIA-SANN-0399   72331
1.700483.101

(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY
DIVIDEND GROWTH
FUND

SEMIANNUAL REPORT

JANUARY 31, 1999

(2 Fidelity Logo Graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  17  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 21  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY DIVIDEND GROWTH        14.03%         33.72%       220.33%       300.19%

S&P 500 (registered trademark)  15.02%         32.49%       196.12%       232.64%

Growth Funds Average            13.23%         27.06%       142.23%       n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 27, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,109 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY DIVIDEND GROWTH          33.72%       26.22%        27.18%

S&P 500                           32.49%       24.25%        23.17%

Growth Funds Average              27.06%       18.92%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Dividend Growth             S&P 500
             00330                       SP001
  1993/04/27      10000.00                    10000.00
  1993/04/30      10150.00                    10051.03
  1993/05/31      10480.00                    10320.39
  1993/06/30      10700.00                    10350.32
  1993/07/31      10800.00                    10308.92
  1993/08/31      11550.00                    10699.63
  1993/09/30      11820.00                    10617.24
  1993/10/31      12080.00                    10837.02
  1993/11/30      11680.00                    10734.07
  1993/12/31      12171.52                    10863.95
  1994/01/31      12493.15                    11233.32
  1994/02/28      12302.18                    10928.90
  1994/03/31      11715.49                    10452.40
  1994/04/30      11786.37                    10586.19
  1994/05/31      11604.11                    10759.80
  1994/06/30      11310.46                    10496.19
  1994/07/31      11826.87                    10840.46
  1994/08/31      12616.68                    11284.92
  1994/09/30      12485.05                    11008.44
  1994/10/31      13041.96                    11256.13
  1994/11/30      12474.92                    10846.18
  1994/12/31      12691.18                    11007.03
  1995/01/31      12732.22                    11292.45
  1995/02/28      13142.60                    11732.51
  1995/03/31      13768.44                    12078.74
  1995/04/30      14404.54                    12434.46
  1995/05/31      14907.26                    12931.46
  1995/06/30      15728.03                    13231.86
  1995/07/31      16456.47                    13670.63
  1995/08/31      16528.28                    13704.94
  1995/09/30      16956.49                    14283.29
  1995/10/31      16359.88                    14232.30
  1995/11/30      17176.30                    14857.10
  1995/12/31      17454.52                    15143.25
  1996/01/31      17928.35                    15658.72
  1996/02/29      18479.31                    15803.88
  1996/03/31      18964.16                    15956.07
  1996/04/30      19845.70                    16191.26
  1996/05/31      20484.81                    16608.83
  1996/06/30      19933.85                    16672.11
  1996/07/31      18997.21                    15935.54
  1996/08/31      19614.29                    16271.62
  1996/09/30      20604.68                    17187.39
  1996/10/31      21100.90                    17661.42
  1996/11/30      22533.19                    18996.44
  1996/12/31      22715.29                    18620.12
  1997/01/31      23405.00                    19783.51
  1997/02/28      23472.84                    19938.61
  1997/03/31      22443.92                    19119.33
  1997/04/30      23631.13                    20260.76
  1997/05/31      24987.95                    21494.23
  1997/06/30      26141.23                    22457.17
  1997/07/31      28346.05                    24244.09
  1997/08/31      27091.00                    22885.94
  1997/09/30      28589.46                    24139.40
  1997/10/31      27906.19                    23333.14
  1997/11/30      28757.28                    24413.23
  1997/12/31      29052.83                    24832.41
  1998/01/31      29926.78                    25107.06
  1998/02/28      32286.47                    26917.78
  1998/03/31      33784.68                    28296.24
  1998/04/30      34321.54                    28580.90
  1998/05/31      34021.90                    28089.59
  1998/06/30      35183.01                    29230.59
  1998/07/31      35095.62                    28919.28
  1998/08/31      30488.61                    24738.13
  1998/09/30      33019.39                    26322.86
  1998/10/31      35516.54                    28463.96
  1998/11/30      37158.69                    30189.16
  1998/12/31      39469.17                    31928.66
  1999/01/29      40018.69                    33263.92
IMATRL PRASUN   SHR__CHT 19990131 19990211 143930 R00000000000073

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Dividend Growth Fund on April 27, 1993, when the fund started. As the chart shows, by January 31, 1999, the value of the investment would have grown to $40,019 - a 300.19% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $33,264 - a 232.64% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

The first month of 1999 proved to
be a continuation of 1998's strong
U.S. stock market performance.
For the six-month period ending
January 31, 1999, the Standard
and Poor's 500 Index - a popular
performance measure of U.S. stock
markets - returned 15.02%. In
the early stages of the six-month
period, U.S. equity markets were
staggering toward a deep abyss,
one they would fall into on the news
of Russia's currency devaluation
and loan defaults. Faced with
global economic chaos, investors
began fleeing the equity markets
in droves, searching for safer, less
volatile havens - particularly U.S.
Treasuries. To address the lack of
confidence in domestic and global
equity markets, the U.S. Federal
Reserve Board intervened with three
separate 0.25% interest-rate cuts in
the late fall. Those cuts, combined
with skyrocketing Internet and
technology advances, helped stocks
to quickly ascend to - and even
surpass - their former lofty levels.
At the end of 1998, the S&P 500
recorded its unprecedented
fourth-straight year of returns
exceeding 20%. Despite some
instances of profit-taking in
technology issues and concerns
over Brazil's currency devaluation
in the first month of 1999, the
S&P 500 index, Dow Jones
Industrial Average and NASDAQ
all reached record highs in
January.

(photograph of Charles Mangum)

An interview with Charles Mangum, Portfolio Manager of Fidelity
Dividend Growth Fund

Q. HOW DID THE FUND PERFORM, CHARLES?

A. For the six months that ended January 31, 1999, the fund returned 14.03%. This topped the growth funds average, as tracked by Lipper Inc., which returned 13.23% during the same period. The Standard & Poor's 500 Index had a six-month return of 15.02% as of January 31, 1999. For the 12 months that ended January 31, 1999, the fund returned 33.72%. The Lipper peer group and S&P 500 returned 27.06% and 32.49%, respectively.

Q. WHY DID THE FUND'S RETURN TRAIL THAT OF THE S&P 500 OVER THE LAST
SIX MONTHS?

A. In a word, technology. Technology stocks led the market's charge over the past six months, and while the fund had stakes in some of the larger technology companies - such as Microsoft and Texas Instruments
- its overall exposure to technology was lower than that of the S&P
500. The fund's underweighting in technology stems mainly from certain reservations I have about the sector. First, valuations across the technology sector have risen quickly and, in many cases, have done so without a sound earnings growth foundation. Internet stocks in particular exemplified this trend, but other technology areas were affected as well. I'm also concerned about a potential tech slowdown in the coming year. Some of the larger technology companies missed earnings estimates in the fourth quarter of 1998 and that could be a foreshadowing of what's to come. I'm also not convinced that corporations can maintain the level of technology spending that we've seen recently, particularly in a period of modest earnings growth.

Q. AT AROUND 19%, FINANCE STOCKS REPRESENTED THE FUND'S LARGEST SECTOR EXPOSURE AT THE CLOSE OF THE PERIOD. HOW DID THESE STOCKS PERFORM?

A. Finance stocks in general had a pretty rough time, as a global backdrop of emerging-market volatility overseas and domestic concern over hedge-fund lending activities contributed to an overall tightening of credit. As a result, two of the fund's worst-performing stocks during the period were finance holdings Citigroup and BankAmerica. That being said, however, the fund did benefit otherwise from good individual stock selection within the finance group. The fund's investments in Wells Fargo and Comerica - both top-10 positions at the end of the period - performed relatively well. Wells Fargo, I felt, stood to benefit from its merger with Norwest as well as from its position within the promising California marketplace. Comerica, a Midwest-based bank specializing in commercial lending, benefited from solid management execution and the fact that the bank had virtually no global lending exposure.

Q. HEALTH-RELATED STOCKS - PARTICULARLY THOSE IN THE PHARMACEUTICAL AREA - FIGURED PROMINENTLY IN THE FUND'S PERFORMANCE OVER THE PAST YEAR. WHY DID YOU CUT BACK ON SOME OF THESE HOLDINGS DURING THE
SIX-MONTH PERIOD?

A. It goes back to valuations again. When the general stock market collapsed in late September and early October, share prices for many pharmaceutical companies went through the roof. I took advantage of this opportunity to lock in some gains for the fund. Then, as drug-stock company valuations settled down in late 1998 and early 1999, I began to add to certain holdings again. Some of the larger pharmaceutical stocks - such as Merck, Schering-Plough and American Home Products - still occupy significant positions within the portfolio. Health-related names that don't occupy positions in the portfolio anymore include HEALTHSOUTH and Columbia HCA/Healthcare.

Q. WHICH OTHER STOCKS CONTRIBUTED POSITIVELY OR NEGATIVELY TO
PERFORMANCE?

A. The fund realized good results from three of its technology-related investments - Microsoft, Cisco Systems and Intel. When technology stocks began their climb back in October 1998, these were some of the larger names that investors favored. On the flip side, the fund's investments in the area of energy service companies proved disappointing. The fund's positions in oil exploration and drilling companies such as Schlumberger, Halliburton, ENSCO and Cooper Cameron suffered due to back-to-back warm winters in the Northeast and a sharp decline in the price of oil. I'm holding onto these investments, however, because I feel that the price of oil will gradually come back.

Q. WHAT'S YOUR OUTLOOK?

A. I'll be keeping a close eye on overall price levels within the market. Stocks in general have become more expensive - particularly in the large-cap growth area - and I may continue to add to the fund's investments in smaller-and medium-sized stocks. A price correction of some sort - barring any negative news on fundamentals - would go a long way towards making technology stocks appealing to me. Unless we see a dramatic change in valuations, I don't anticipate making significant changes to the portfolio.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: to increase the value
of the fund's shares by
investing mainly in equity
securities of companies that
have the potential to
increase their current
dividend or begin paying a
dividend

FUND NUMBER: 330

TRADING SYMBOL: FDGFX

START DATE: April 27, 1993
SIZE: as of January 31,
1999, more than $11.3
billion

MANAGER: Charles Mangum,
since 1997; manager, Fidelity
OTC Portfolio, 1996-1997;
Fidelity Convertible Securities
Fund, 1995-1996; Fidelity
Select Health Care Portfolio,
1992-1995; joined
Fidelity in 1990


CHARLES MANGUM ON KEEPING
A STEADY PERSPECTIVE THROUGH
THE MARKET'S GYRATIONS:

"A company's ability to consistently
grow its earnings over time is key
to stock performance. When
certain market sectors are
performing well, however, it's
easy to get caught up in a state of
short-term euphoria. The success
of Internet-related stocks over the
past year, for instance, provides a
good example. One of my guiding
principles is to maintain an even
keel.

"When I read that a company
expects to generate 20% earnings
growth annually over a five-year
period, I'm very skeptical. First,
the data just doesn't prove it. In
looking at companies that grew
their earnings by 20% or greater in
1998, only 1% of those companies
would have been able to grow at a
minimum of 20% over the next four
years. Also, past earnings growth is
no guarantee of future earnings
growth. Of the companies that grew
their earnings by 20% or more in
each of the last five years, for
instance, studies show that only
2% will be able to sustain that level
for the next five years. When a
stock has a projected growth rate of
20%, the market typically bids that
stock up to a level that is
unrealistic. When reality sets in,
that stock usually falls out of favor.

"As a manager, I'm simply trying to
find the best growth for the best
value. Instead of 20%-plus
earnings growth, I'm very content
with double-digit growth. Keeping
a steady perspective through
short-term market trends helps
me focus on the stocks that I feel
will help the portfolio in the long
run."

INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY
31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

General Electric Co.            4.6                      3.5

Johnson & Johnson               4.0                      4.6

Microsoft Corp.                 3.7                      2.9

Fannie Mae                      2.6                      2.3

Merck & Co., Inc.               2.5                      1.7

Comerica, Inc.                  2.3                      1.0

Wells Fargo & Co.               2.2                      2.0

American Home Products Corp.    2.2                      4.8

Associates First Capital        2.1                      1.3
Corp. Class A

Schering-Plough Corp.           2.0                      2.2

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

FINANCE                         19.2                     19.1

HEALTH                          15.2                     20.2

TECHNOLOGY                      11.2                     9.5

ENERGY                          9.7                      8.4

UTILITIES                       8.4                      7.1


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 *
Row: 1, Col: 1, Value: 96.8
Row: 1, Col: 2, Value: 3.2
Stocks 96.8%
Short-term
investments 3.2%
*FOREIGN
INVESTMENTS 4.0%

AS OF JULY 31, 1998 **
Row: 1, Col: 1, Value: 96.5
Row: 1, Col: 2, Value: 3.5
Stocks 96.5%
Short term
investments 3.5%
**FOREIGN
INVESTMENTS 3.7%

INVESTMENTS JANUARY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.8%

                                 SHARES                      VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 3.2%

AEROSPACE & DEFENSE - 1.2%

AlliedSignal, Inc.                744,400                    $ 29,032

Cordant Technologies, Inc. (c)    2,767,400                   87,865

Sundstrand Corp.                  411,100                     18,294

                                                              135,191

DEFENSE ELECTRONICS - 0.9%

Raytheon Co. Class A              1,707,100                   95,171

SHIP BUILDING & REPAIR - 1.1%

General Dynamics Corp.            2,202,350                   128,012

TOTAL AEROSPACE & DEFENSE                                     358,374

BASIC INDUSTRIES - 1.8%

CHEMICALS & PLASTICS - 0.8%

du Pont (E.I.) de Nemours &       1,390,000                   71,151
Co.

IMC Global, Inc.                  946,400                     17,213

                                                              88,364

METALS & MINING - 0.7%

Alcoa, Inc.                       963,700                     80,589

PACKAGING & CONTAINERS - 0.3%

Owens-Illinois, Inc. (a)          1,079,400                   31,572

TOTAL BASIC INDUSTRIES                                        200,525

CONSTRUCTION & REAL ESTATE -
1.1%

BUILDING MATERIALS - 0.9%

Masco Corp.                       3,121,200                   100,854

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

Alexandria Real Estate            149,700                     4,276
Equities, Inc.

Glenborough Realty Trust,         771,200                     13,544
Inc.

                                                              17,820

TOTAL CONSTRUCTION & REAL                                     118,674
ESTATE

DURABLES - 1.3%

AUTOS, TIRES, & ACCESSORIES -
0.9%

AutoZone, Inc. (a)                1,303,000                   44,139

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Federal-Mogul Corp.               450,000                    $ 26,663

Ford Motor Co.                    400,000                     24,575

                                                              95,377

CONSUMER ELECTRONICS - 0.4%

Newell Co.                        1,141,000                   47,423

TOTAL DURABLES                                                142,800

ENERGY - 9.7%

ENERGY SERVICES - 2.7%

ENSCO International, Inc.         6,523,000                   61,561

Halliburton Co.                   3,144,400                   93,349

Schlumberger Ltd.                 2,139,900                   101,913

Smith International, Inc.         2,063,500                   52,232

                                                              309,055

OIL & GAS - 7.0%

BP Amoco PLC sponsored ADR        1,255,425                   101,846

Coastal Corp. (The)               1,116,700                   33,292

Conoco, Inc. Class A (a)          448,000                     8,932

Cooper Cameron Corp. (a)          1,818,300                   42,503

Exxon Corp.                       2,338,700                   164,732

Mobil Corp.                       2,131,100                   186,871

Phillips Petroleum Co.            781,000                     30,166

Santa Fe Energy Resources,        7,693,600                   44,719
Inc. (a)(c)

Shell Transport & Trading Co.     10,750,000                  54,645
PLC (Reg.)

Total SA sponsored ADR            1,626,200                   83,241

Weatherford International,        2,350,600                   41,429
Inc. (a)

                                                              792,376

TOTAL ENERGY                                                  1,101,431

FINANCE - 19.2%

BANKS - 5.0%

Chase Manhattan Corp.             704,500                     54,202

Comerica, Inc.                    4,131,500                   257,961

Wells Fargo & Co.                 7,174,000                   250,642

                                                              562,805

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 4.4%

Associates First Capital          5,799,874                  $ 235,257
Corp. Class A

Citigroup, Inc.                   883,250                     49,517

Equitable Companies (The),        514,400                     35,879
Inc.

Fleet Financial Group, Inc.       1,104,600                   48,948

Household International, Inc.     2,953,600                   129,774

                                                              499,375

FEDERAL SPONSORED CREDIT - 4.1%

Fannie Mae                        4,060,500                   295,909

Freddie Mac                       2,675,000                   165,850

                                                              461,759

INSURANCE - 4.3%

AFLAC, Inc.                       2,974,500                   127,532

Allmerica Financial Corp.         1,077,200                   58,101

Ambac Financial Group, Inc.       444,200                     26,569

American International Group,     998,757                     102,810
Inc.

Hartford Financial Services       1,819,600                   94,505
Group, Inc.

Protective Life Corp.             87,900                      3,038

Travelers Property Casualty       2,458,300                   70,830
Corp. Class A

                                                              483,385

SAVINGS & LOANS - 1.0%

Charter One Financial, Inc.       2,126,752                   59,549

Washington Mutual, Inc.           1,377,600                   57,859

                                                              117,408

SECURITIES INDUSTRY - 0.4%

Morgan Stanley, Dean Witter &     555,300                     48,207
Co.

TOTAL FINANCE                                                 2,172,939

HEALTH - 15.2%

DRUGS & PHARMACEUTICALS - 9.2%

American Home Products Corp.      4,240,500                   248,864

Bristol-Myers Squibb Co.          1,517,100                   194,473

Lilly (Eli) & Co.                 915,200                     85,743

Merck & Co., Inc.                 1,905,000                   279,559

Schering-Plough Corp.             4,232,200                   230,655

                                                              1,039,294

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 6.0%

Becton, Dickinson & Co.           2,121,514                  $ 75,844

Cardinal Health, Inc.             1,596,500                   118,041

Johnson & Johnson                 5,287,400                   449,429

Stryker Corp.                     790,400                     36,655

                                                              679,969

TOTAL HEALTH                                                  1,719,263

INDUSTRIAL MACHINERY &
EQUIPMENT - 7.2%

ELECTRICAL EQUIPMENT - 6.4%

Emerson Electric Co.              854,900                     49,744

General Electric Co.              4,944,400                   518,543

Honeywell, Inc.                   1,183,900                   77,175

Philips Electronics NV (NY        1,135,900                   82,708
shares)

                                                              728,170

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.8%

Caterpillar, Inc.                 400,000                     17,325

Illinois Tool Works, Inc.         1,106,400                   66,730

                                                              84,055

TOTAL INDUSTRIAL MACHINERY &                                  812,225
EQUIPMENT

MEDIA & LEISURE - 4.2%

BROADCASTING - 2.3%

CBS Corp.                         2,450,000                   83,300

Clear Channel Communications,     1,382,900                   85,567
Inc. (a)

Jacor Communications, Inc.        680,000                     47,345
Class A (a)

Time Warner, Inc.                 798,400                     49,900

                                                              266,112

PUBLISHING - 0.1%

McGraw-Hill Companies, Inc.       125,000                     13,516

RESTAURANTS - 1.8%

McDonald's Corp.                  2,110,000                   166,294

Tricon Global Restaurants,        725,800                     34,521
Inc. (a)

                                                              200,815

TOTAL MEDIA & LEISURE                                         480,443

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

NONDURABLES - 5.8%

BEVERAGES - 0.2%

Seagram Co. Ltd.                  515,600                    $ 24,565

FOODS - 0.9%

Hershey Foods Corp.               403,800                     22,714

Quaker Oats Co.                   1,018,000                   56,626

Tootsie Roll Industries, Inc.     340,600                     15,348

                                                              94,688

HOUSEHOLD PRODUCTS - 3.0%

Alberto-Culver Co. Class A (c)    4,336,500                   101,908

Clorox Co.                        725,163                     90,736

Colgate-Palmolive Co.             170,000                     13,674

Gillette Co.                      1,123,100                   65,982

Procter & Gamble Co.              730,000                     66,339

                                                              338,639

TOBACCO - 1.7%

Philip Morris Companies, Inc.     4,123,800                   193,819

TOTAL NONDURABLES                                             651,711

RETAIL & WHOLESALE - 5.7%

APPAREL STORES - 0.1%

Gap, Inc.                         140,425                     9,014

GENERAL MERCHANDISE STORES -
4.7%

Dayton Hudson Corp.               1,667,500                   106,303

Federated Department Stores,      2,836,100                   118,584
Inc. (a)

Saks Holdings, Inc. (a)           5,379,454                   198,031

Wal-Mart Stores, Inc.             1,335,200                   114,827

                                                              537,745

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.9%

Home Depot, Inc.                  970,000                     58,564

Lowe's Companies, Inc.            650,000                     37,903

Tweeter Home Entertainment        200,000                     6,125
Group, Inc. (a)

                                                              102,592

TOTAL RETAIL & WHOLESALE                                      649,351

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

SERVICES - 2.0%

ADVERTISING - 1.8%

Omnicom Group, Inc.               3,078,000                  $ 196,992

SERVICES - 0.2%

Robert Half International,        642,100                     24,279
Inc. (a)

TOTAL SERVICES                                                221,271

TECHNOLOGY - 11.2%

COMMUNICATIONS EQUIPMENT - 1.4%

Cisco Systems, Inc. (a)           938,300                     104,679

Lucent Technologies, Inc.         525,600                     59,163

                                                              163,842

COMPUTER SERVICES & SOFTWARE
- 4.2%

DST Systems, Inc. (a)             200,000                     12,388

Microsoft Corp. (a)               2,362,100                   413,368

Oracle Corp. (a)                  870,000                     48,176

                                                              473,932

COMPUTERS & OFFICE EQUIPMENT
- 2.7%

Compaq Computer Corp.             1,600,000                   76,200

Dell Computer Corp. (a)           527,200                     52,720

International Business            450,000                     82,463
Machines Corp.

Pitney Bowes, Inc.                730,800                     50,288

Xerox Corp.                       347,400                     43,078

                                                              304,749

ELECTRONIC INSTRUMENTS - 0.1%

DBT Online, Inc. (a)              395,000                     9,455

ELECTRONICS - 2.8%

AMP, Inc.                         445,000                     23,418

Intel Corp.                       589,900                     83,139

Molex, Inc. Class A               2,440,000                   62,525

Texas Instruments, Inc.           1,521,300                   150,419

                                                              319,501

TOTAL TECHNOLOGY                                              1,271,479

TRANSPORTATION - 0.8%

RAILROADS - 0.8%

Burlington Northern Santa Fe      2,757,400                   95,475
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

UTILITIES - 8.4%

CELLULAR - 0.4%

Vanguard Cellular Systems,        1,467,500                  $ 42,924
Inc. Class A (a)

ELECTRIC UTILITY - 1.7%

CMS Energy Corp.                  921,100                     39,435

Duke Energy Corp.                 1,004,900                   62,115

IPALCO Enterprises, Inc.          433,100                     21,628

LG&E Energy Corp.                 1,081,223                   28,517

PG&E Corp.                        1,210,900                   38,673

                                                              190,368

TELEPHONE SERVICES - 6.3%

Ameritech Corp.                   585,500                     38,131

AT&T Corp.                        1,807,600                   164,040

Bell Atlantic Corp.               2,048,200                   122,892

GTE Corp.                         804,700                     54,317

MCI WorldCom, Inc. (a)            1,864,142                   148,665

SBC Communications, Inc.          3,408,012                   184,033

                                                              712,078

TOTAL UTILITIES                                               945,370

TOTAL COMMON STOCKS                                           10,941,331
(Cost $8,969,246)

CASH EQUIVALENTS - 3.2%



Taxable Central Cash Fund (b)     365,338,105                 365,338
(Cost $365,338)

TOTAL INVESTMENT IN                            $ 11,306,669
SECURITIES - 100%
(Cost $9,334,584)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company (see Note 7 of Notes to Financial Statements).

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $9,339,603,000. Net unrealized appreciation aggregated $1,967,066,000, of which $2,235,425,000 related to appreciated investment securities and $268,359,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                     JANUARY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 11,306,669
value (cost $9,334,584) -
See accompanying schedule

Receivable for investments                 246,052
sold

Receivable for fund shares                 65,726
sold

Dividends receivable                       8,829

Interest receivable                        1,464

Other receivables                          19

 TOTAL ASSETS                              11,628,759

LIABILITIES

Payable for investments        $ 256,409
purchased

Payable for fund shares         52,136
redeemed

Accrued management fee          6,025

Other payables and accrued      2,175
expenses

 TOTAL LIABILITIES                         316,745

NET ASSETS                                $ 11,312,014

Net Assets consist of:

Paid in capital                           $ 9,028,913

Undistributed net investment               5,495
income

Accumulated undistributed net              305,520
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                1,972,086
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 388,321                   $ 11,312,014
shares outstanding

NET ASSET VALUE, offering                  $29.13
price and redemption price
per share ($11,312,014
(divided by) 388,321 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS              SIX MONTHS ENDED JANUARY 31,
                                  1999 (UNAUDITED)

INVESTMENT INCOME                          $ 50,503
Dividends (including $233
received from affiliated
issuers)

Interest                                    9,045

 TOTAL INCOME                               59,548

EXPENSES

Management fee Basic fee         $ 24,940

 Performance adjustment           3,308

Transfer agent fees               8,488

Accounting fees and expenses      422

Non-interested trustees'          15
compensation

Custodian fees and expenses       71

Registration fees                 1,198

Audit                             26

Legal                             21

Miscellaneous                     20

 Total expenses before            38,509
reductions

 Expense reductions               (1,931)   36,578

NET INVESTMENT INCOME                       22,970

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            427,857

 Foreign currency transactions    (41)      427,816

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            792,532

 Assets and liabilities in        1         792,533
foreign currencies

NET GAIN (LOSS)                             1,220,349

NET INCREASE (DECREASE) IN                 $ 1,243,319
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 22,970                      $ 34,229
income

 Net realized gain (loss)         427,816                       743,965

 Change in net unrealized         792,533                       341,085
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,243,319                     1,119,279
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (38,405)                      (26,753)
From net investment income

 From net realized gain           (597,842)                     (391,699)

 TOTAL DISTRIBUTIONS              (636,247)                     (418,452)

Share transactions Net            5,000,877                     4,628,616
proceeds from sales of shares

 Reinvestment of distributions    617,300                       412,992

 Cost of shares redeemed          (2,284,467)                   (2,738,785)

 NET INCREASE (DECREASE) IN       3,333,710                     2,302,823
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       3,940,782                     3,003,650
IN NET ASSETS

NET ASSETS

 Beginning of period              7,371,232                     4,367,582

 End of period (including        $ 11,312,014                  $ 7,371,232
undistributed net investment
income of $5,495 and
$25,375, respectively)

OTHER INFORMATION
Shares

 Sold                             186,111                       177,628

 Issued in reinvestment of        26,256                        17,960
distributions

 Redeemed                         (86,242)                      (107,573)

 Net increase (decrease)          126,125                       88,015


FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                1999

                                (UNAUDITED)                   1998                  1997     1996     1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 28.11                       $ 25.07               $ 17.24  $ 16.04  $ 11.68   $ 10.80
period

Income from Investment
Operations

 Net investment income           .07 D                         .17 D                 .20 D    .11      .05       .02

 Net realized and                3.27                          5.21                  8.09     2.25     4.47      1.01
unrealized   gain (loss)

 Total from investment           3.34                          5.38                  8.29     2.36     4.52      1.03
operations

Less Distributions

 From net investment   income    (.13)                         (.15)                 (.09)    (.09)    (.01)     (.01)

 From net realized   gain        (2.19)                        (2.19)                (.37)    (1.07)   (.15)     -

 In excess of net   realized     -                             -                     -        -        -         (.14)
gain

 Total distributions             (2.32)                        (2.34)                (.46)    (1.16)   (.16)     (.15)

Net asset value,  end of        $ 29.13                       $ 28.11               $ 25.07  $ 17.24  $ 16.04   $ 11.68
period

TOTAL RETURN B, C                14.03%                        23.81%                49.21%   15.44%   39.14%    9.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 11,312                      $ 7,371               $ 4,368  $ 1,220  $ 465     $ 72
millions)

Ratio of expenses to average     .92% A                        .89%                  .95%     1.02%    1.21%     1.43%
net assets

Ratio of expenses to average     .87% A, E                     .86% E                .92% E   .99% E   1.19% E   1.40% E
net assets after expense
reductions

Ratio of net investment          .55% A                        .64%                  .99%     .86%     .78%      .13%
income to average  net assets

Portfolio turnover rate          110% A                        109%                  141%     129%     162%      291%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS

For the period ended January 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Dividend Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an

2. OPERATING POLICIES - CONTINUED

TAXABLE CENTRAL CASH FUND - CONTINUED

affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $7,181,948,000 and $4,544,296,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .67% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,199,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $24,055,000 and $19,473,000, respectively. The weighted average interest rate was 5.78%. Interest earned from the interfund lending program amounted to $13,000 and is included in interest income on the Statement of Operations.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,836,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $93,000, respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS             PURCHASE  SALES  DIVIDEND  VALUE
AFFILIATE                        COST      COST   INCOME
Alberto-Culver Co. Class A       $ 20,626  $ -    $ 233     $ 101,908
Cordant Technologies, Inc.         30,522    -        -        87,865
Santa Fe Energy Resources, Inc.    15,026    -        -        44,719
TOTALS                           $ 66,174  $ -    $ 233     $ 234,492

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
TOUCHTONE XPRESS
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours, please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Charles A. Mangum, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund SM

ContrafundII SM

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty SM

Growth Company Fund

Large Cap Stock Fund

Low-Priced Stock Fund

Magellan(registered trademark) Fund

Mid-Cap Stock Fund

New Millennium Fund(registered trademark)

OTC Portfolio

Retirement Growth Fund

Small Cap Selector

Small Cap Stock Fund

Stock Selector

TechnoQuant Growth Fund SM

Trend Fund

Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)


TouchTone Xpress (registered trademark)(Automated graphic)
1-800-544-5555

(automated graphic) AUTOMATED LINE FOR QUICKEST SERVICE

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Corporate Headquarters
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www.fidelity.com

FIDELITY
OTC
PORTFOLIO

SEMIANNUAL REPORT

JANUARY 31, 1999

(2 FIDELITY lOGOS)(REGISTERED TRADEMARK)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 22  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Total returns do not include the effect of the 3.00% sales load which was eliminated as of September 30, 1998.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY OTC                    27.76%         49.54%       172.35%       506.07%

NASDAQ                          34.11%         55.38%       224.65%       593.66%

Mid-Cap Funds Average           7.14%          15.44%       100.99%       320.30%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the NASDAQ Composite Index - a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 374 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY OTC                      49.54%       22.19%        19.74%

NASDAQ                            55.38%       26.56%        21.37%

Mid-Cap Funds Average             15.44%       14.64%        15.02%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             OTC Portfolio               FID NASDAQ w/Wilshire Div
             00093                       F0091
  1989/01/31      10000.00                    10000.00
  1989/02/28       9973.43                     9973.66
  1989/03/31      10409.14                    10161.93
  1989/04/30      10919.23                    10695.37
  1989/05/31      11408.08                    11174.74
  1989/06/30      11381.51                    10915.96
  1989/07/31      11880.98                    11394.71
  1989/08/31      12412.33                    11798.65
  1989/09/30      12483.20                    11902.96
  1989/10/31      12062.29                    11482.22
  1989/11/30      12173.06                    11508.09
  1989/12/31      12249.41                    11490.48
  1990/01/31      11379.66                    10519.73
  1990/02/28      11695.93                    10788.23
  1990/03/31      12139.93                    11049.31
  1990/04/30      11787.17                    10672.12
  1990/05/31      12559.60                    11675.46
  1990/06/30      12583.92                    11775.00
  1990/07/31      12419.71                    11177.50
  1990/08/31      11349.25                     9737.91
  1990/09/30      10724.65                     8815.16
  1990/10/31      10498.47                     8454.63
  1990/11/30      11227.27                     9218.42
  1990/12/31      11667.42                     9612.59
  1991/01/31      12586.21                    10665.02
  1991/02/28      13561.64                    11680.02
  1991/03/31      14323.11                    12448.72
  1991/04/30      14297.93                    12525.89
  1991/05/31      14996.47                    13093.24
  1991/06/30      14272.76                    12326.89
  1991/07/31      15279.66                    13018.16
  1991/08/31      16085.18                    13646.04
  1991/09/30      15943.82                    13692.01
  1991/10/31      16637.03                    14125.33
  1991/11/30      15850.51                    13643.74
  1991/12/31      17403.05                    15284.73
  1992/01/31      18154.52                    16182.88
  1992/02/29      18189.63                    16544.30
  1992/03/31      17606.72                    15784.00
  1992/04/30      17087.02                    15143.59
  1992/05/31      17332.82                    15332.66
  1992/06/30      16953.58                    14779.58
  1992/07/31      17311.76                    15247.02
  1992/08/31      16883.35                    14797.77
  1992/09/30      17404.45                    15342.73
  1992/10/31      18053.02                    15934.72
  1992/11/30      19327.26                    17203.21
  1992/12/31      20003.03                    17857.75
  1993/01/31      20135.60                    18385.48
  1993/02/28      19347.96                    17726.59
  1993/03/31      20018.63                    18254.64
  1993/04/30      19433.74                    17511.85
  1993/05/31      19956.24                    18564.33
  1993/06/30      19979.63                    18672.06
  1993/07/31      20197.99                    18709.40
  1993/08/31      20572.32                    19739.75
  1993/09/30      21137.70                    20287.70
  1993/10/31      21416.50                    20744.32
  1993/11/30      20850.46                    20101.18
  1993/12/31      21669.98                    20716.42
  1994/01/31      22253.47                    21366.35
  1994/02/28      22020.07                    21172.48
  1994/03/31      21140.35                    19881.19
  1994/04/30      20556.86                    19642.74
  1994/05/31      20449.13                    19697.74
  1994/06/30      19695.08                    18933.35
  1994/07/31      20125.97                    19386.70
  1994/08/31      21131.37                    20572.76
  1994/09/30      21185.23                    20556.87
  1994/10/31      21669.98                    20932.12
  1994/11/30      20960.81                    20220.83
  1994/12/31      21085.89                    20285.97
  1995/01/31      21040.58                    20394.60
  1995/02/28      22146.07                    21456.56
  1995/03/31      22889.10                    22113.01
  1995/04/30      23849.61                    22859.27
  1995/05/31      24529.22                    23439.08
  1995/06/30      26432.11                    25328.10
  1995/07/31      28171.90                    27189.33
  1995/08/31      28534.36                    27725.67
  1995/09/30      28946.16                    28385.64
  1995/10/31      28789.19                    28205.19
  1995/11/30      29306.25                    28855.57
  1995/12/31      29146.05                    28683.74
  1996/01/31      29078.79                    28912.80
  1996/02/29      30116.63                    30031.16
  1996/03/31      30174.29                    30087.81
  1996/04/30      32067.39                    32541.89
  1996/05/31      33239.76                    34007.68
  1996/06/30      32077.00                    32424.76
  1996/07/31      29982.09                    29581.62
  1996/08/31      31750.27                    31263.12
  1996/09/30      33977.35                    33617.14
  1996/10/31      33840.56                    33484.52
  1996/11/30      36250.23                    35449.20
  1996/12/31      36063.87                    35421.80
  1997/01/31      37508.19                    37874.20
  1997/02/28      35677.98                    35944.77
  1997/03/31      32965.75                    33561.63
  1997/04/30      34299.82                    34649.03
  1997/05/31      37375.89                    38498.54
  1997/06/30      38379.19                    39661.55
  1997/07/31      42403.44                    43850.60
  1997/08/31      41741.92                    43687.32
  1997/09/30      44555.54                    46409.04
  1997/10/31      40871.86                    43889.33
  1997/11/30      40735.84                    44091.22
  1997/12/31      39639.09                    43274.79
  1998/01/31      40527.85                    44642.48
  1998/02/28      45836.77                    48827.28
  1998/03/31      46998.09                    50641.42
  1998/04/30      47507.65                    51561.53
  1998/05/31      44094.78                    49108.13
  1998/06/30      47057.34                    52324.32
  1998/07/31      47436.55                    51724.78
  1998/08/31      37849.70                    41434.38
  1998/09/30      43184.78                    46829.77
  1998/10/31      45161.64                    48991.35
  1998/11/30      48745.49                    53936.42
  1998/12/31      55645.36                    60680.66
  1999/01/29      60606.63                    69366.09
IMATRL PRASUN   SHR__CHT 19990131 19990210 132904 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity OTC Portfolio on January 31, 1989. As the chart shows, by January 31, 1999, the value of the investment would have grown to $60,607 - a 506.07% increase on the initial investment. For comparison, look at how the NASDAQ Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $69,366 - a 593.66% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

The first month of 1999 proved to
be a continuation of 1998's strong
U.S. stock market performance.
For the six-month period ending
January 31, 1999, the Standard
and Poor's 500 Index - a popular
performance measure of U.S. stock
markets - returned 15.02%. In
the early stages of the six-month
period, U.S. equity markets were
staggering toward a deep abyss,
one they would fall into on the news
of Russia's currency devaluation
and loan defaults. Faced with
global economic chaos, investors
began fleeing the equity markets
in droves, searching for safer, less
volatile havens - particularly U.S.
Treasuries. To address the lack of
confidence in domestic and global
equity markets, the U.S. Federal
Reserve Board intervened with three
separate 0.25% interest-rate cuts in
the late fall. Those cuts, combined
with skyrocketing Internet and
technology advances, helped stocks
to quickly ascend to - and even
surpass - their former lofty levels.
At the end of 1998, the S&P 500(registered trademark) recorded its unprecedented fourth-straight year of returns exceeding 20%. Despite some instances of profit-taking in technology issues and concerns over Brazil's currency devaluation in the first month of 1999, the S&P 500 index, Dow Jones
Industrial Average and NASDAQ
all reached record highs in
January.


(photograph of Robert Bertelson)

An interview with
Robert Bertelson, Portfolio Manager of Fidelity OTC Portfolio

Q. BOB, HOW DID THE FUND PERFORM?

A. The fund did well, returning 27.76% for the six months that ended January 31, 1999, and 49.54% for the 12 months that ended on the same date. Those returns lagged the NASDAQ Composite Index's torrid pace of 34.11% and 55.38%, respectively, over the identical six- and 12-month periods. On the other hand, the fund's returns far exceeded those of the mid-cap funds average monitored by Lipper Inc., which recorded six- and 12-month gains of 7.14% and 15.44%, respectively.

Q. WHY DID THE FUND BEAT ITS PEERS SO CONVINCINGLY YET TRAIL THE
INDEX?

A. The NASDAQ index's exceptional gains were largely attributable to the strong performance of a small circle of large-capitalization technology growth stocks. Early in January 1999, when valuations for this type of stock rose to what I felt might be excessive levels, I pared back those holdings. Unfortunately, I was a little early; those stocks continued to surge upward through the end of the period. As they did so, the index pulled ahead of the fund. In comparison with both the index and OTC Portfolio, the typical fund in the Lipper average included a lighter weighting of technology stocks, which hurt the relative performance of the average.

Q. CAN YOU DESCRIBE THE INVESTMENT CLIMATE DURING THE PERIOD?

A. Sure. It was a time of extreme volatility. Amid renewed concerns about the Asian financial crisis late in the summer, Russia added to investors' worries by devaluing its currency and defaulting on a substantial portion of the country's debt. The resulting financial tremors sent both stock and bond markets into a tailspin from August through mid-October. Fortunately, the Federal Reserve Board managed to turn the tide through a series of interest-rate cuts in September, October and November. The markets responded with substantial recoveries during the second half of the period.

Q. WHAT SHIFTS DID YOU MAKE IN THE FUND'S SECTOR ALLOCATIONS DURING
THE PERIOD?

A. The biggest changes occurred in technology and health care. When the recent rally pushed valuations for many technology stocks to rather heady extremes, I cut back on the fund's technology holdings - from 51.8% at the end of July to 40.3% at the end of the period. On the other hand, by January 1999 many health care stocks had sold off considerably from their levels of early 1998 and were very reasonably valued. A lot of the money that I took out of technology went into health care, as evident in the latter's increase from the 7.6% reported in last summer's annual report to 13.8% at the end of the period.

Q. WHAT STOCKS PERFORMED WELL DURING THE PERIOD?

A. Microsoft - the fund's largest holding at the end of the period - was a key contributor to the fund's performance. The company remains a financial juggernaut, maintaining its dominant position in personal computer operating systems. Microsoft saw especially rapid growth in its Windows NT product for larger corporate client-server systems. Another core holding, MCI WorldCom, also performed well. The company has done a good job of positioning itself to benefit from the explosive growth in Internet usage. Moreover, the merger with MCI allows the company to offer users end-to-end connectivity on its own network, thereby reducing operating costs and enabling the company to offer customers higher quality and better security.

Q. WHAT STOCKS DISAPPOINTED YOU?

A. FIRSTPLUS Financial, a lender of home-equity loans, suffered from the turbulence in the credit markets caused by Russia's actions. The fund no longer owns that stock. Another weak holding, Aspect Telecommunications, encountered difficulty when earnings dipped during the company's attempt to broaden its call-center business to include a variety of customer care services.

Q. WHAT'S YOUR OUTLOOK, BOB?

A. We've just come through a very strong period for NASDAQ stocks. The fund's shareholders should keep in mind that historically the NASDAQ tends to be volatile, with sharp moves up and down. A correction from current levels would not be surprising. Looking ahead, the outlook is primarily favorable at this point. If the economy continues its vibrant growth without prompting the Federal Reserve Board to raise interest rates, the investing environment should remain constructive.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: long-term capital
growth by investing mainly in
equity securities traded on
the over-the-counter market

FUND NUMBER: 093

TRADING SYMBOL: FOCPX

START DATE: December 31,
1984

SIZE: as of January 31,
1999, more than $6.0
billion

MANAGER: Bob Bertelson,
since 1997; manager,
Fidelity Convertible Securities
Fund, 1996-1997; Fidelity
Select Industrial Equipment
Portfolio, 1994-1996;
Fidelity Select Energy
Portfolio, 1992-1994;
joined Fidelity in 1991

BOB BERTELSON ON INVESTING
IN INTERNET STOCKS:

"There's no question that the
Internet is changing the way the
world works, learns and plays.
However, it's an embryonic
industry in which long-term
winners and losers are virtually
impossible to identify now. This
makes selecting Internet
investments challenging, to say
the least.

"Part of the challenge lies in the
fact that the Internet is such an
egalitarian medium. That is, it's
relatively easy for almost anyone
to do business on the Internet
because there are very few
barriers to entry. Consequently, in
the short run, I think we'll see a
high turnover of companies moving
into and out of various
Internet-related businesses, as the
medium experiences growing pains
on its way towards a more stable
and predictable plateau.

"In the next few years, we'll see
technological advances that will
make it possible to access the
Internet at much higher speeds
than are possible currently. Greater
speed will transform the ways in
which people use the medium. For
now, as I watch these changes and
try to identify important trends,
my strategy is a conservative one
that emphasizes `enablers' such as
network equipment providers and
so-called `bandwidth services,'
which provide the connection
between the Internet and the end
user. For now, I think that these
are the most prudent ways to invest
in Internet-related businesses."


INVESTMENT CHANGES

TOP TEN STOCKS AS OF JANUARY
31, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                   9.5                      8.8

MCI WorldCom, Inc.                7.8                      7.2

Tele-Communications, Inc.         4.1                      1.9
(TCI Group) Series A

Oracle Corp.                      3.9                      2.9

Amgen, Inc.                       3.5                      0.8

Comcast Corp. Class A (special)   3.1                      1.0

Intel Corp.                       2.5                      8.0

Biogen, Inc.                      1.9                      0.3

Ascend Communications, Inc.       1.9                      1.5

Quantum Corp.                     1.8                      1.4

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE MARKET SECTORS 6
                                                          MONTHS AGO

TECHNOLOGY                        40.3                     51.8

HEALTH                            13.8                     7.6

MEDIA & LEISURE                   11.1                     8.9

UTILITIES                         10.4                     9.8

FINANCE                           8.3                      9.6


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 *
Row: 1, Col: 1, Value: 93.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 6.8
Stocks 93.2%
Bonds 0.0%
Short-term
investments 6.8%
*FOREIGN
INVESTMENTS 2.5%

AS OF JULY 31, 1998 **
Row: 1, Col: 1, Value: 95.59999999999999
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 2.9
Stocks 97.6%
Bonds 0.5%
Short-term
investments 1.9%
**FOREIGN
INVESTMENTS 1.7%

INVESTMENTS JANUARY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.8%

                                 SHARES                               VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.3%

Ivex Packaging Corp. (a)          400,000                             $ 8,825

MacDermid, Inc.                   200,000                              7,475

                                                                       16,300

DURABLES - 0.2%

CONSUMER ELECTRONICS - 0.2%

Gemstar International Group       181,900                              10,527
Ltd. (a)

ENERGY - 3.7%

ENERGY SERVICES - 0.3%

BJ Services Co. (a)               900,000                              13,275

Marine Drilling Companies,        372,000                              2,744
Inc. (a)

Noble Drilling Corp. (a)          150,000                              2,006

                                                                       18,025

OIL & GAS - 3.4%

Amerada Hess Corp.                991,000                              47,073

Anadarko Petroleum Corp.          500,000                              13,531

Apache Corp.                      727,700                              14,008

Newfield Exploration Co. (a)      1,563,100                            29,113

Noble Affiliates, Inc.            1,176,300                            23,158

Oryx Energy Co. (a)               1,400,000                            17,063

Rio Alto Exploration Ltd. (a)     600,000                              5,558

Tosco Corp.                       600,000                              13,050

Vastar Resources, Inc.            1,239,800                            47,655

                                                                       210,209

TOTAL ENERGY                                                           228,234

FINANCE - 8.3%

BANKS - 3.5%

Comerica, Inc.                    300,000                              18,731

Compass Bancshares, Inc.          200,000                              7,125

Marshall & Ilsley Corp.           1,204,400                            71,361

North Fork Bancorp., Inc.         714,000                              14,994

Peoples Heritage Financial        1,779,000                            32,022
Group, Inc.

Zions Bancorp                     1,283,200                            74,426

                                                                       218,659

COMMON STOCKS - CONTINUED

                                 SHARES                               VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SAVINGS & LOANS - 4.8%

Astoria Financial Corp.           1,108,000                           $ 50,691

Bank United Corp. Class A         800,000                              32,000

Bay View Capital Corp.            602,821                              11,152

Charter One Financial, Inc.       1,519,940                            42,558

Dime Bancorp, Inc.                749,000                              18,163

Golden State Bancorp, Inc.        1,204,640                            22,512

Golden State Bancorp, Inc.        1,139,540                            4,807
warrants 12/31/99 (a)

Seacoast Financial Services       337,500                              3,670
Corp. (a)

Sovereign Bancorp, Inc.           1,000,000                            12,688

Washington Federal, Inc.          503,920                              12,944

Washington Mutual, Inc.           1,855,409                            77,927

Webster Financial Corp.           335,600                              10,026

                                                                       299,138

TOTAL FINANCE                                                          517,797

HEALTH - 13.8%

DRUGS & PHARMACEUTICALS - 7.2%

Allergan, Inc.                    122,800                              9,440

Amgen, Inc. (a)                   1,700,000                            217,281

Aviron (a)                        612,300                              15,308

Biochem Pharma, Inc.              100,000                              2,875

Biogen, Inc. (a)                  1,200,000                            117,900

Cytyc Corp. (a)                   619,000                              11,838

Forest Laboratories, Inc. (a)     620,000                              28,636

IDEC Pharmaceuticals Corp. (a)    200,000                              10,100

Martek Biosciences (a)            300,000                              2,363

Medimmune, Inc. (a)               287,200                              14,216

Sangstat Medical Corp. (a)        150,000                              4,139

Sepracor, Inc. (a)                117,200                              13,449

ViroPharma, Inc. (a)              196,600                              2,310

                                                                       449,855

MEDICAL EQUIPMENT & SUPPLIES
- 2.9%

Biomet, Inc.                      389,400                              14,262

Boston Scientific Corp. (a)       2,400,000                            58,650

Medtronic, Inc.                   709,715                              56,555

PSS World Medical, Inc. (a)       1,000,000                            15,625

COMMON STOCKS - CONTINUED

                                 SHARES                               VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Steris Corp. (a)                  1,200,000                           $ 36,150

U.S. Surgical Corp. rights        673                                  0
6/30/00 (a)

                                                                       181,242

MEDICAL FACILITIES MANAGEMENT
- 3.7%

Lincare Holdings, Inc. (a)        2,200,000                            77,000

Oxford Health Plans, Inc. (a)     800,000                              13,850

PacifiCare Health Systems,        1,500,000                            106,125
Inc. Class B (a)

Quorum Health Group, Inc. (a)     600,000                              5,100

Wellpoint Health Networks,        336,700                              25,189
Inc. (a)

                                                                       227,264

TOTAL HEALTH                                                           858,361

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

ELECTRICAL EQUIPMENT - 0.5%

American Power Conversion         400,000                              20,450
Corp. (a)

Vicor Corp. (a)                   700,000                              8,925

VWR Scientific Products Corp.     200,000                              3,575

                                                                       32,950

MEDIA & LEISURE - 11.1%

BROADCASTING - 8.9%

Cablevision Systems Corp.         136,900                              9,224
Class A (a)

Chancellor Media Corp. (a)        846,200                              48,657

Comcast Corp. Class A             2,815,000                            191,376
(special)

Jacor Communications, Inc.        400,000                              27,850
Class A (a)

MediaOne Group, Inc.              100,000                              5,606

Sinclair Broadcast Group,         1,000,000                            18,875
Inc. Class A (a)

Tele-Communications, Inc.         3,704,148                            253,966
(TCI Group) Series A (a)

                                                                       555,554

ENTERTAINMENT - 1.5%

Tele-Communications, Inc.:

(Liberty Media Group) Series      215,000                              11,503
A (a)

(TCI Ventures Group) Series A     2,941,604                            80,159
(a)

                                                                       91,662

COMMON STOCKS - CONTINUED

                                 SHARES                               VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.7%

Outback Steakhouse, Inc. (a)      1,100,000                           $ 40,150

TOTAL MEDIA & LEISURE                                                  687,366

RETAIL & WHOLESALE - 1.9%

APPAREL STORES - 0.1%

Ross Stores, Inc.                 216,400                              8,548

GENERAL MERCHANDISE STORES -
0.8%

Costco Companies, Inc. (a)        246,400                              20,420

Dollar Tree Stores, Inc. (a)      129,750                              5,604

Michaels Stores, Inc. (a)         400,000                              7,500

Nordstrom, Inc.                   100,000                              4,163

Stein Mart, Inc. (a)              1,684,400                            12,107

                                                                       49,794

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.0%

Bed Bath & Beyond, Inc. (a)       400,000                              12,800

Staples, Inc. (a)                 1,641,975                            47,002

                                                                       59,802

TOTAL RETAIL & WHOLESALE                                               118,144

SERVICES - 1.4%

ADVERTISING - 0.9%

Lamar Advertising Co. Class A     501,000                              19,664
(a)

Outdoor Systems, Inc. (a)         1,323,575                            38,053

                                                                       57,717

SERVICES - 0.5%

On Assignment, Inc. (a)           178,100                              6,567

Robert Half International,        600,000                              22,688
Inc. (a)

                                                                       29,255

TOTAL SERVICES                                                         86,972

TECHNOLOGY - 40.3%

COMMUNICATIONS EQUIPMENT - 4.5%

ADC Telecommunications, Inc.      589,200                              23,458
(a)

Ascend Communications, Inc.       1,315,000                            114,816
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                               VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Aspect Telecommunications         2,610,200                           $ 23,492
Corp. (a)(c)

Cisco Systems, Inc. (a)           301,400                              33,625

Davox Corp. (a)(c)                1,000,000                            8,625

Level One Communications,         577,900                              22,827
Inc. (a)

Natural MicroSystems Corp. (a)    330,000                              2,248

OY Nokia AB sponsored ADR         300,000                              43,200

Premisys Communications, Inc.     690,000                              6,598
(a)

                                                                       278,889

COMPUTER SERVICES & SOFTWARE
- 24.0%

Aspect Development, Inc. (a)      980,000                              28,298

At Home Corp. Series A (a)        337,500                              42,188

Axent Technolgies, Inc. (a)       1,264,100                            42,979
(c)

BMC Software, Inc.                800,000                              37,350

CBT Group PLC sponsored ADR       1,300,000                            23,238
(a)

Check Point Software              500,000                              24,250
Technologies Ltd. (a)

Clarify, Inc. (a)                 808,800                              21,585

Compuware Corp. (a)               1,280,900                            84,860

Concord Communications, Inc.      50,000                               2,597
(a)

Documentum, Inc. (a)              200,000                              4,663

Electronics for Imaging, Inc.     1,353,300                            48,719
(a)

Excite, Inc. (a)                  462,500                              54,806

Fiserv, Inc. (a)                  595,950                              29,164

GeoTel Communications Corp.       676,000                              26,406
(a)

i2 Technologies, Inc. (a)         600,000                              20,925

Industri-Matematik                1,232,500                            5,469
International Corp. (a)

Legato Systems, Inc. (a)          200,000                              12,075

Microsoft Corp. (a)               3,392,100                            593,610

Networks Associates, Inc. (a)     700,000                              36,663

Oracle Corp. (a)                  4,411,800                            244,303

Polycom, Inc. (a)                 100,000                              2,538

RealNetworks, Inc. (a)            100,000                              7,081

Siebel Systems, Inc. (a)          1,811,200                            79,240

System Software Associates,       835,600                              4,387
Inc. (a)

VeriSign, Inc. (a)                34,200                               3,258

Veritas Software Corp.            100,000                              8,363

Visual Networks, Inc. (a)         50,000                               2,006

                                                                       1,491,021

COMMON STOCKS - CONTINUED

                                 SHARES                               VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 5.0%

Comverse Technology, Inc. (a)     662,500                             $ 55,650

Dell Computer Corp. (a)           249,600                              24,960

EMC Corp. (a)                     885,700                              96,431

Micron Electronics, Inc. (a)      680,100                              10,457

Quantum Corp. (a)                 4,701,700                            112,547

Sun Microsystems, Inc. (a)        100,000                              11,175

                                                                       311,220

ELECTRONIC INSTRUMENTS - 1.5%

Applied Materials, Inc. (a)       149,900                              9,472

KLA-Tencor Corp. (a)              550,050                              31,765

Kulicke & Soffa Industries,       400,000                              11,600
Inc. (a)

Novellus Systems, Inc. (a)        117,000                              8,556

Smart Modular Technologies,       777,700                              15,943
Inc. (a)

Teradyne, Inc. (a)                293,800                              19,354

                                                                       96,690

ELECTRONICS - 5.3%

Altera Corp. (a)                  477,800                              30,042

Arm Holdings PLC sponsored        300,000                              24,000
ADR (a)

Brightpoint, Inc. (a)             570,200                              9,979

EFTC Corp. (a)(c)                 800,000                              3,375

Galileo Technology Ltd. (a)       1,053,200                            25,343
(c)

Intel Corp.                       1,096,600                            154,552

Microchip Technology, Inc. (a)    2,059,800                            59,477

PMC-Sierra, Inc. (a)              83,400                               6,198

SDL, Inc. (a)                     100,000                              5,000

Vitesse Semiconductor Corp.       186,100                              9,619
(a)

                                                                       327,585

TOTAL TECHNOLOGY                                                       2,505,405

TRANSPORTATION - 1.3%

AIR TRANSPORTATION - 0.6%

ASA Holdings, Inc.                250,000                              7,813

Comair Holdings, Inc.             490,000                              17,977

Midwest Express Holdings,         466,750                              13,594
Inc. (a)

                                                                       39,384

COMMON STOCKS - CONTINUED

                                 SHARES                               VALUE (NOTE 1) (000S)

TRANSPORTATION - CONTINUED

TRUCKING & FREIGHT - 0.7%

Expeditors International of       532,300                             $ 24,419
Washington, Inc.

USFreightways Corp.               310,000                              10,811

Yellow Corp.                      400,000                              7,175

                                                                       42,405

TOTAL TRANSPORTATION                                                   81,789

UTILITIES - 10.0%

CELLULAR - 0.1%

SkyTel Communications, Inc.       400,000                              10,550
(a)

TELEPHONE SERVICES - 9.9%

Covad Communications Group,       3,100                                164
Inc. (a)

e.spire Communications, Inc.      150,000                              778
(a)

IXC Communications, Inc.          255,000                              9,053

MCI WorldCom, Inc. (a)            6,086,204                            485,375

McLeodUSA, Inc. Class A (a)       538,000                              22,361

Metromedia Fiber Network,         555,600                              25,453
Inc. Class A (a)

Qwest Communications              984,750                              59,023
International, Inc. (a)

WinStar Communications, Inc.      300,000                              12,881
(a)

                                                                       615,088

TOTAL UTILITIES                                                        625,638

TOTAL COMMON STOCKS                                                    5,769,483
(Cost $3,791,690)

CONVERTIBLE PREFERRED STOCKS
- 0.4%



UTILITIES - 0.4%

TELEPHONE SERVICES - 0.4%

IXC Communications, Inc.          139,493                              22,493
$7.25 pay-in-kind (a)(d)
(Cost $15,086)

CASH EQUIVALENTS - 6.8%

                                 MATURITY AMOUNT (000S)               VALUE (NOTE 1) (000S)

Investments in repurchase
agreements (U.S. Treasury
obligations), in a joint
trading account at:

4.25%, dated 1/29/99 due         $ 5,205                              $ 5,203
2/1/99

4.72%, dated 1/29/99 due          120,373                              120,326
2/1/99

                                 SHARES

Taxable Central Cash Fund (b)     300,392,583                          300,393

TOTAL CASH EQUIVALENTS                                                 425,922
(Cost $425,922)

TOTAL INVESTMENT IN                                                    $ 6,217,898
SECURITIES - 100%
(Cost $4,232,698)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company (see Note 6 of Notes to Financial Statements).

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $22,493,000 or 0.4% of net assets.

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $4,234,176,000. Net unrealized appreciation aggregated $1,983,722,000, of which $2,193,636,000 related to appreciated investment securities and $209,914,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)                      JANUARY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 6,217,898
value (including repurchase
agreements of $125,529)
(cost $4,232,698) -  See
accompanying schedule

Cash                                       1

Receivable for investments                 39,615
sold

Receivable for fund shares                 40,736
sold

Dividends receivable                       536

Interest receivable                        1,166

Other receivables                          1,633

 TOTAL ASSETS                              6,301,585

LIABILITIES

Payable for investments        $ 164,920
purchased

Payable for fund shares         40,259
redeemed

Accrued management fee          2,420

Other payables and accrued      1,231
expenses

 TOTAL LIABILITIES                         208,830

NET ASSETS                                $ 6,092,755

Net Assets consist of:

Paid in capital                           $ 3,825,805

Accumulated net investment                 (4,092)
loss

Accumulated undistributed net              285,839
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                1,985,203
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 128,217                   $ 6,092,755
shares outstanding

NET ASSET VALUE, offering                  $47.52
price and redemption price
per share ($6,092,755
(divided by) 128,217 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                SIX MONTHS ENDED
                                    JANUARY 31, 1999 (UNAUDITED)

INVESTMENT INCOME                          $ 5,246
Dividends

Interest                                    7,414

 TOTAL INCOME                               12,660

EXPENSES

Management fee Basic fee         $ 14,718

 Performance adjustment           (3,538)

Transfer agent fees               5,191

Accounting fees and expenses      414

Non-interested trustees'          15
compensation

Custodian fees and expenses       48

Registration fees                 294

Audit                             30

Legal                             18

Miscellaneous                     15

 Total expenses before            17,205
reductions

 Expense reductions               (453)     16,752

NET INVESTMENT INCOME (LOSS)                (4,092)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            303,379
(including realized loss of
$3,971 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (15)      303,364

Change in net unrealized                    997,675
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             1,301,039

NET INCREASE (DECREASE) IN                 $ 1,296,947
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (4,092)                     $ (13,687)
income (loss)

 Net realized gain (loss)         303,364                       564,676

 Change in net unrealized         997,675                       (90,852)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,296,947                     460,137
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (266,092)                     (272,886)
from net realized gains

Share transactions Net            2,081,184                     3,562,844
proceeds from sales of shares

 Reinvestment of distributions    260,154                       267,122

 Cost of shares redeemed          (1,772,426)                   (3,547,368)

 NET INCREASE (DECREASE) IN       568,912                       282,598
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,599,767                     469,849
IN NET ASSETS

NET ASSETS

 Beginning of period              4,492,988                     4,023,139

 End of period (including        $ 6,092,755                   $ 4,492,988
accumulated net investment
loss  of $4,092 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             53,960                        94,593

 Issued in reinvestment of        8,335                         7,806
distributions

 Redeemed                         (46,320)                      (94,757)

 Net increase (decrease)          15,975                        7,642


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 1999

                                 (UNAUDITED)                   1998                  1997      1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 40.03                       $ 38.46               $ 31.20   $ 31.09  $ 22.42  $ 25.90
period

Income from Investment
Operations

 Net investment   income          (.03) D                       (.12) D               (.05) D   .13      .09      .12
(loss)

 Net realized and                 9.90                          4.21                  11.71     1.80     8.79     (.08)
unrealized gain   (loss)

 Total from investment            9.87                          4.09                  11.66     1.93     8.88     .04
operations

Less Distributions

 From net investment   income     -                             -                     (.08)     (.02)    (.09)    (.12)

 From net realized    gain        (2.38)                        (2.52)                (4.32)    (1.80)   (.12)    (3.40)

 Total distributions              (2.38)                        (2.52)                (4.40)    (1.82)   (.21)    (3.52)

Net asset value, end of period   $ 47.52                       $ 40.03               $ 38.46   $ 31.20  $ 31.09  $ 22.42

TOTAL RETURN B, C                 27.76%                        11.87%                41.43%    6.43%    39.98%   (.36)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 6,093                       $ 4,493               $ 4,023   $ 2,635  $ 2,110  $ 1,230
millions)

Ratio of expenses to average      .75% A                        .76%                  .85%      .83%     .82%     .89%
net assets

Ratio of expenses to average      .73% A, E                     .75% E                .84% E    .82% E   .81% E   .88% E
net assets after expense
reductions

Ratio of net investment           (.18)% A                      (.32)%                (.15)%    .42%     .35%     .48%
income (loss) to average net
assets

Portfolio turnover rate           129% A                        125%                  147%      133%     62%      222%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE FORMER ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS

For the period ended January 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity OTC Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, net operating losses and losses deferred due to wash sales . The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts.
These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,932,809,000 and $2,857,010,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .35%.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .49% of average net assets after the performance adjustment.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $68,000 on sales of shares of the fund, all of which was retained. Effective September 30, 1998, the fund's 3% sales charge was eliminated.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $86,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $330,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,000 and $120,000, respectively, under these arrangements.

6. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS

 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Aspect Telecommunications Corp.  $ 450 $ - $ - $ 23,492
Axent Technologies, Inc.             -  -  -  42,979
Davox Corp.                      2,020  -  -  8,625
EFTC Corp.                         202  -  -  3,375
Galileo Technology Ltd.          1,742  9,954  -  25,343
Lattice Semiconductor Corp.          -  2,308  -  -
TOTALS                         $ 4,414 $ 12,262 $ - $ 103,814

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
TOUCHTONE XPRESS
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours, please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE
3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Robert Bertelson, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund SM

ContrafundII SM

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty SM

Growth Company Fund

Large Cap Stock Fund

Low-Priced Stock Fund

Magellan(registered trademark) Fund

Mid-Cap Stock Fund

New Millennium Fund(registered trademark)

OTC Portfolio

Retirement Growth Fund

Small Cap Selector

Small Cap Stock Fund

Stock Selector

TechnoQuant Growth Fund SM

Trend Fund

Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

TouchTone Xpress (registered trademark) (AUTOMATED GRAPHIC)
1-800-544-5555

(AUTOMATED GRAPHIC) AUTOMATED LINE FOR QUICKEST SERVICE

OTC-SANN-0399   72334
1.700332.101

(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY
BLUE CHIP GROWTH
FUND

SEMIANNUAL REPORT

JANUARY 31, 1999

(2 fidelity Logo Graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  19  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 23  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Total returns do not include the effect of the 3.00% sales load which was eliminated as of September 30, 1998.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY BLUE CHIP GROWTH       18.78%         39.05%       181.59%       686.68%

S&P 500 (registered trademark)  15.02%         32.49%       196.12%       462.78%

Growth Funds Average            13.23%         27.06%       142.23%       376.31%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,109 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY BLUE CHIP GROWTH         39.05%       23.00%        22.91%

S&P 500                           32.49%       24.25%        18.86%

Growth Funds Average              27.06%       18.92%        16.41%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Blue Chip Growth            S&P 500
             00312                       SP001
  1989/01/31      10000.00                    10000.00
  1989/02/28       9700.18                     9751.00
  1989/03/31       9929.45                     9978.20
  1989/04/30      10608.47                    10496.07
  1989/05/31      11296.30                    10921.16
  1989/06/30      10899.47                    10858.91
  1989/07/31      11957.67                    11839.47
  1989/08/31      12248.68                    12071.52
  1989/09/30      12551.75                    12022.03
  1989/10/31      12364.94                    11743.12
  1989/11/30      12578.43                    11982.68
  1989/12/31      12686.48                    12270.26
  1990/01/31      11624.02                    11446.92
  1990/02/28      11939.16                    11594.59
  1990/03/31      12533.41                    11901.85
  1990/04/30      12416.36                    11604.30
  1990/05/31      13820.97                    12735.72
  1990/06/30      14136.11                    12649.12
  1990/07/31      13802.96                    12608.64
  1990/08/31      12614.45                    11468.82
  1990/09/30      12018.57                    10910.29
  1990/10/31      11946.33                    10863.37
  1990/11/30      12704.82                    11565.15
  1990/12/31      13130.69                    11887.81
  1991/01/31      14158.94                    12406.12
  1991/02/28      15250.89                    13293.16
  1991/03/31      16015.25                    13614.86
  1991/04/30      15842.36                    13647.53
  1991/05/31      16679.52                    14237.10
  1991/06/30      15842.36                    13585.05
  1991/07/31      17234.60                    14218.11
  1991/08/31      17989.86                    14555.08
  1991/09/30      17707.96                    14312.01
  1991/10/31      18063.22                    14503.79
  1991/11/30      17680.64                    13919.29
  1991/12/31      20327.48                    15511.65
  1992/01/31      19687.96                    15223.14
  1992/02/29      19779.32                    15421.04
  1992/03/31      19240.30                    15120.33
  1992/04/30      19496.11                    15564.86
  1992/05/31      19898.09                    15641.13
  1992/06/30      19322.52                    15408.08
  1992/07/31      20117.35                    16038.27
  1992/08/31      19907.22                    15709.48
  1992/09/30      20171.57                    15894.86
  1992/10/31      20451.60                    15950.49
  1992/11/30      21525.06                    16494.40
  1992/12/31      21582.01                    16697.28
  1993/01/31      21629.28                    16837.54
  1993/02/28      21487.48                    17066.53
  1993/03/31      22527.35                    17426.63
  1993/04/30      22886.58                    17004.91
  1993/05/31      24087.15                    17460.64
  1993/06/30      24314.03                    17511.28
  1993/07/31      24314.03                    17441.23
  1993/08/31      25826.57                    18102.25
  1993/09/30      26364.02                    17962.87
  1993/10/31      26658.71                    18334.70
  1993/11/30      25848.32                    18160.52
  1993/12/31      26870.22                    18380.26
  1994/01/31      27937.47                    19005.19
  1994/02/28      27959.70                    18490.15
  1994/03/31      27081.45                    17683.98
  1994/04/30      27881.88                    17910.33
  1994/05/31      28237.63                    18204.06
  1994/06/30      27259.32                    17758.06
  1994/07/31      27948.59                    18340.53
  1994/08/31      29460.52                    19092.49
  1994/09/30      29373.02                    18624.72
  1994/10/31      30729.04                    19043.78
  1994/11/30      29126.47                    18350.20
  1994/12/31      29516.92                    18622.34
  1995/01/31      28777.58                    19105.22
  1995/02/28      29733.04                    19849.75
  1995/03/31      30984.24                    20435.51
  1995/04/30      32133.07                    21037.34
  1995/05/31      32849.66                    21878.20
  1995/06/30      34669.59                    22386.43
  1995/07/31      37069.62                    23128.76
  1995/08/31      37456.35                    23186.82
  1995/09/30      37868.81                    24165.30
  1995/10/31      36915.24                    24079.03
  1995/11/30      38190.64                    25136.10
  1995/12/31      37892.72                    25620.22
  1996/01/31      38409.94                    26492.33
  1996/02/29      38102.07                    26737.92
  1996/03/31      38570.03                    26995.40
  1996/04/30      38779.38                    27393.32
  1996/05/31      39567.53                    28099.79
  1996/06/30      39690.68                    28206.85
  1996/07/31      37880.40                    26960.67
  1996/08/31      38865.59                    27529.27
  1996/09/30      41187.87                    29078.62
  1996/10/31      41801.22                    29880.61
  1996/11/30      44827.98                    32139.28
  1996/12/31      43720.22                    31502.60
  1997/01/31      46261.32                    33470.89
  1997/02/28      45980.46                    33733.30
  1997/03/31      43720.22                    32347.20
  1997/04/30      46381.69                    34278.32
  1997/05/31      49096.65                    36365.19
  1997/06/30      51035.91                    37994.35
  1997/07/31      55115.03                    41017.56
  1997/08/31      52359.95                    38719.76
  1997/09/30      54967.58                    40840.44
  1997/10/31      53144.08                    39476.37
  1997/11/30      54774.18                    41303.73
  1997/12/31      55533.80                    42012.91
  1998/01/31      56575.24                    42477.58
  1998/02/28      60614.31                    45541.06
  1998/03/31      63302.34                    47873.22
  1998/04/30      63837.13                    48354.82
  1998/05/31      62570.52                    47523.60
  1998/06/30      65976.30                    49454.01
  1998/07/31      66229.62                    48927.32
  1998/08/31      56434.50                    41853.41
  1998/09/30      60668.37                    44534.54
  1998/10/31      64767.38                    48156.98
  1998/11/30      69178.28                    51075.78
  1998/12/31      74836.70                    54018.76
  1999/01/29      78668.38                    56277.83
IMATRL PRASUN   SHR__CHT 19990131 19990211 143456 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Blue Chip Growth Fund on January 31, 1989. As the chart shows, by January 31, 1999, the value of the investment would have grown to $78,668 - a 686.68% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $56,278 - a 462.78% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

The first month of 1999 proved to
be a continuation of 1998's strong
U.S. stock market performance.
For the six-month period ending
January 31, 1999, the Standard
and Poor's 500 Index - a popular
performance measure of U.S. stock
markets - returned 15.02%. In
the early stages of the six-month
period, U.S. equity markets were
staggering toward a deep abyss,
one they would fall into on the news
of Russia's currency devaluation
and loan defaults. Faced with
global economic chaos, investors
began fleeing the equity markets
in droves, searching for safer, less
volatile havens - particularly U.S.
Treasuries. To address the lack of
confidence in domestic and global
equity markets, the U.S. Federal
Reserve Board intervened with three
separate 0.25% interest-rate cuts in
the late fall. Those cuts, combined
with skyrocketing Internet and
technology advances, helped stocks
to quickly ascend to - and even
surpass - their former lofty levels.
At the end of 1998, the S&P 500
recorded its unprecedented
fourth-straight year of returns
exceeding 20%. Despite some
instances of profit-taking in
technology issues and concerns
over Brazil's currency devaluation
in the first month of 1999, the
S&P 500 index, Dow Jones
Industrial Average and NASDAQ
all reached record highs in
January.

(photograph of John McDowell)

An interview with John McDowell, Portfolio Manager of Fidelity Blue Chip Growth Fund

Q. JOHN, HOW DID THE FUND PERFORM?

A. It did very well. For the six months that ended January 31, 1999, the fund returned 18.78%, beating the 15.02% return of the Standard & Poor's 500 Index and the 13.23% return posted by the growth funds average tracked by Lipper Inc. For the 12 months that ended January 31, 1999, the fund returned 39.05%, compared to 32.49% for the S&P 500 and 27.06% for the Lipper growth funds average.

Q. WHAT HELPED THE FUND POST SUCH A STRONG PERFORMANCE?

A. Over the past six months, the strong performance of the S&P 500 was dominated by certain technology and telecommunications stocks. The fund's performance was bolstered by its blue-chip technology investments, including Microsoft, Intel and Cisco Systems, and from maintaining a heavier weighting in that sector than was represented in the S&P 500. Having a smaller stake in the underperforming finance sector than the S&P 500 also helped the fund. Relative to its peers, the fund probably benefited by having a bigger stake in larger-capitalization, blue-chip companies than the average growth fund. Large-company, blue-chip stocks generally posted the best relative performance.

Q. TECHNOLOGY AND HEALTH CARE REMAINED THE FUND'S LARGEST SECTOR
WEIGHTINGS, COMBINING TO REPRESENT MORE THAN 46% OF INVESTMENTS. WHAT DID YOU LIKE ABOUT THESE SECTORS?

A. As long as technology proves to be among the market's leading growth sectors, it will be attractive to this fund. Sectors such as finance and energy that offer less compelling earnings growth rates generally make up a smaller proportion of the fund. It's important to remember that decisions regarding the fund's make-up are not made based on outlooks for particular market sectors, but rather are made on a company-by-company basis. In terms of the fund's health care position, that stake was largely made up of pharmaceutical companies such as Merck, Lilly, Pfizer and Schering-Plough. These companies have proven themselves able to develop and market new drug products that help them post strong earnings growth.

Q. WHAT MOVES DID YOU MAKE WITH THE FUND DURING THE MARKET VOLATILITY IN THE SECOND HALF OF 1998?

A. The investment discipline that I pursue - and which is described in more detail at the end of this interview - generally doesn't change with market conditions. Market volatility caused the prices of some company stocks to drop to attractive levels. As a result, I used the opportunity to pick up some stocks on the cheap.

Q. WHICH STOCKS WERE AMONG THE TOP CONTRIBUTORS TO THE FUND'S
PERFORMANCE? WHICH PROVED TO BE DISAPPOINTMENTS?

A. As I said, many technology shares did well, rebounding from a slowdown caused by an inventory build-up early in 1998 and fears that reduced demand from Asia would hurt the industry. Microsoft was the top performer, consistently beating earnings expectations through better-than-expected sales of its Windows and Office software. Intel also performed well, succeeding in its attempt to produce ever-faster microprocessors. Two other tech companies benefited from the explosion of the Internet: Cisco Systems, which makes routers used to direct Internet traffic, and America Online, which benefited from increased Internet usage, Web commerce and increasing advertising revenues. On the downside, an underweighting relative to the S&P in telephone utilities stocks, especially among the regional Bell operating companies, hurt the fund. While these stocks did well, I was worried about what a more competitive landscape would do to their earnings, and thus didn't invest in them. Coca-Cola also disappointed, as its earnings were hurt by problems in its overseas business, especially in Russia.

Q. WHAT'S YOUR OUTLOOK?

A. I don't foresee any significant overall earnings growth in the market this year or any big moves in interest rates. I will continue to look for companies with good competitive positions, selling at reasonable valuations and offering solid earnings growth over the next 12 months. We've seen extraordinary stock-price growth in the market over the past few years, during a time of average earnings growth. Investors need to understand that returns such as we've seen over the past few years are the exception, not the rule, and should therefore temper their expectations.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: to increase the value
of the fund's shares by
investing mainly in
common stocks of
well-known and established
companies

FUND NUMBER: 312

TRADING SYMBOL: FBGRX

START DATE: December 31,
1987

SIZE: as of January 31,
1999, more than $21.4
billion

MANAGER: John McDowell,
since 1996; leader, Fidelity
Growth Funds Group; manager,
Fidelity Large-Cap Stock
Fund, 1995-1996; joined
Fidelity in 1985

JOHN MCDOWELL ON HIS
INVESTMENT DISCIPLINE:

"When selecting stocks for the
Fidelity Blue Chip Growth Fund, I
start first by looking at companies
with market capitalizations in
excess of $1 billion. I look for
companies that offer projected
long-term growth rates of 10% or
more, with strong current
earnings momentum. The
companies also tend to enjoy a
dominant franchise with
sustainable competitive
advantages. I then construct a
portfolio of stocks that I believe
offers the best investment value,
while strictly monitoring the
fund's exposure to particular
stocks, industries or market
capitalizations in order to keep it
diversified.

"I'll tend to sell a stock when our
research indicates a reduction in
its near-term earnings growth or if
there is a deterioration in the
longer-term prospects for the
company. In addition, I may sell a
stock when its price increases to
the point where it is too expensive
relative to the market, its industry
or its historical valuation."

INVESTMENT CHANGES



TOP TEN STOCKS AS OF JANUARY
31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                 4.8                      3.3

General Electric Co.            3.6                      3.3

Intel Corp.                     2.9                      2.0

Merck & Co., Inc.               2.5                      2.2

Cisco Systems, Inc.             2.3                      1.2

Philip Morris Companies, Inc.   2.2                      2.4

Lilly (Eli) & Co.               1.9                      1.3

Wal-Mart Stores, Inc.           1.8                      1.7

Pfizer, Inc.                    1.7                      1.1

Bristol-Myers Squibb Co.        1.7                      2.0

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      28.6                     23.2

HEALTH                          17.6                     17.9

NONDURABLES                     9.7                      11.5

RETAIL & WHOLESALE              8.6                      8.1

FINANCE                         8.4                      11.7


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 *
Row: 1, Col: 1, Value: 95.7
Row: 1, Col: 2, Value: 4.3
Stocks 95.7%
Short-term
investments 4.3%
*FOREIGN
INVESTMENTS 1.0%

AS OF JULY 31, 1998 **
Row: 1, Col: 1, Value: 96.09999999999999
Row: 1, Col: 2, Value: 3.9
Stocks 96.1%
Short-term
investments 3.9%
**FOREIGN
INVESTMENTS 3.3%

INVESTMENTS JANUARY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.7%

                                 SHARES                      VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.9%

AEROSPACE & DEFENSE - 0.5%

Boeing Co.                        955,400                    $ 33,021

Textron, Inc.                     1,086,220                   80,856

                                                              113,877

SHIP BUILDING & REPAIR - 0.4%

General Dynamics Corp.            1,287,700                   74,848

TOTAL AEROSPACE & DEFENSE                                     188,725

BASIC INDUSTRIES - 1.0%

CHEMICALS & PLASTICS - 0.3%

Monsanto Co.                      1,474,900                   70,150

PACKAGING & CONTAINERS - 0.7%

Corning, Inc.                     1,581,400                   77,093

Owens-Illinois, Inc. (a)          2,028,800                   59,342

                                                              136,435

TOTAL BASIC INDUSTRIES                                        206,585

CONSTRUCTION & REAL ESTATE -
0.5%

BUILDING MATERIALS - 0.5%

Masco Corp.                       2,272,600                   73,433

Sherwin-Williams Co.              1,139,500                   29,200

                                                              102,633

DURABLES - 0.7%

CONSUMER ELECTRONICS - 0.2%

Newell Co.                        1,341,400                   55,752

HOME FURNISHINGS - 0.3%

Leggett & Platt, Inc.             3,309,800                   67,437

TEXTILES & APPAREL - 0.2%

NIKE, Inc. Class B                802,800                     36,728

TOTAL DURABLES                                                159,917

ENERGY - 2.8%

ENERGY SERVICES - 0.9%

Halliburton Co.                   3,648,400                   108,312

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Noble Drilling Corp. (a)          1,277,400                  $ 17,085

Schlumberger Ltd.                 1,115,100                   53,107

                                                              178,504

OIL & GAS - 1.9%

Anadarko Petroleum Corp.          2,047,700                   55,416

Exxon Corp.                       2,267,800                   159,738

Texaco, Inc.                      1,909,100                   90,444

Total SA Class B                  740,200                     75,778

USX-Marathon Group                1,509,000                   34,330

                                                              415,706

TOTAL ENERGY                                                  594,210

FINANCE - 8.4%

BANKS - 0.9%

Bank of New York Co., Inc.        3,762,800                   133,579

U.S. Bancorp                      1,888,100                   63,605

                                                              197,184

CREDIT & OTHER FINANCE - 3.1%

American Express Co.              1,537,943                   158,216

Associates First Capital          2,432,800                   98,680
Corp. Class A

Citigroup, Inc.                   2,857,500                   160,199

Fleet Financial Group, Inc.       2,115,800                   93,756

Household International, Inc.     1,075,000                   47,233

Providian Financial Corp.         1,023,300                   103,161

                                                              661,245

FEDERAL SPONSORED CREDIT - 2.3%

Fannie Mae                        3,736,200                   272,276

Freddie Mac                       3,830,600                   237,497

                                                              509,773

INSURANCE - 1.7%

Ambac Financial Group, Inc.       1,592,700                   95,263

American International Group,     1,596,350                   164,324
Inc.

MGIC Investment Corp.             999,800                     36,618

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Progressive Corp.                 148,600                    $ 18,566

UNUM Corp.                        778,800                     47,069

                                                              361,840

SAVINGS & LOANS - 0.4%

Washington Mutual, Inc.           2,117,250                   88,925

TOTAL FINANCE                                                 1,818,967

HEALTH - 17.6%

DRUGS & PHARMACEUTICALS - 13.2%

American Home Products Corp.      3,243,600                   190,359

Amgen, Inc. (a)                   1,148,500                   146,793

Bristol-Myers Squibb Co.          2,829,300                   362,681

Elan Corp. PLC ADR (a)            957,300                     64,618

Genentech, Inc. (special) (a)     382,800                     31,150

Genzyme Corp. (General            474,500                     25,860
Division)

Lilly (Eli) & Co.                 4,273,100                   400,336

Merck & Co., Inc.                 3,755,800                   551,164

Pfizer, Inc.                      2,939,700                   378,119

Quintiles Transnational Corp.     1,190,200                   61,593
(a)

Schering-Plough Corp.             6,637,500                   361,744

Warner-Lambert Co.                3,842,300                   277,366

                                                              2,851,783

MEDICAL EQUIPMENT & SUPPLIES
- 4.1%

Abbott Laboratories               2,857,400                   132,691

Becton, Dickinson & Co.           2,410,000                   86,158

Bergen Brunswig Corp. Class A     718,500                     20,118

Cardinal Health, Inc.             1,715,550                   126,843

Guidant Corp.                     1,406,600                   82,901

Johnson & Johnson                 3,850,000                   327,250

Medtronic, Inc.                   1,397,700                   111,379

                                                              887,340

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Health Management Associates,     5,080,850                   63,828
Inc. Class A (a)

TOTAL HEALTH                                                  3,802,951

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.1%

ELECTRICAL EQUIPMENT - 3.6%

General Electric Co.              7,406,700                  $ 776,778

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.3%

Illinois Tool Works, Inc.         828,400                     49,963

Ingersoll-Rand Co.                1,734,050                   82,367

Tyco International Ltd.           1,900,600                   146,465

                                                              278,795

POLLUTION CONTROL - 0.2%

Waste Management, Inc.            970,690                     48,474

TOTAL INDUSTRIAL MACHINERY &                                  1,104,047
EQUIPMENT

MEDIA & LEISURE - 6.1%

BROADCASTING - 3.5%

Cablevision Systems Corp.         613,600                     41,341
Class A (a)

CBS Corp.                         2,702,700                   91,892

Clear Channel Communications,     1,404,200                   86,885
Inc. (a)

Comcast Corp. Class A             1,776,900                   120,801
(special)

Cox Communications, Inc.          946,800                     68,051
Class A (a)

Infinity Broadcasting Corp.       471,000                     13,041
Class A (a)

MediaOne Group, Inc.              1,181,200                   66,221

Tele-Communications, Inc.         1,498,600                   102,748
(TCI Group) Series A

Time Warner, Inc.                 2,680,204                   167,513

                                                              758,493

ENTERTAINMENT - 0.6%

Disney (Walt) Co.                 3,596,300                   118,678

Iwerks Entertainment, Inc.        82                          -
warrants 7/2/99 (a)

                                                              118,678

PUBLISHING - 0.6%

Gannet, Inc.                      783,300                     51,551

Tribune Co.                       1,275,800                   81,571

                                                              133,122

RESTAURANTS - 1.4%

Brinker International, Inc.       1,703,500                   46,846
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Darden Restaurants, Inc.          420,700                    $ 7,888

McDonald's Corp.                  3,045,000                   239,984

                                                              294,718

TOTAL MEDIA & LEISURE                                         1,305,011

NONDURABLES - 9.7%

BEVERAGES - 2.5%

Anheuser-Busch Companies,         418,700                     29,597
Inc.

Coca-Cola Co. (The)               4,434,200                   290,163

PepsiCo, Inc.                     5,827,600                   227,641

                                                              547,401

FOODS - 1.4%

Heinz (H.J.) Co.                  1,230,000                   69,264

Hershey Foods Corp.               961,600                     54,090

Quaker Oats Co.                   1,354,800                   75,361

Ralston Purina Co.                1,209,300                   33,105

Sara Lee Corp.                    2,864,000                   73,032

                                                              304,852

HOUSEHOLD PRODUCTS - 3.6%

Avon Products, Inc.               1,371,000                   50,641

Clorox Co.                        1,099,050                   137,519

Colgate-Palmolive Co.             521,000                     41,908

Gillette Co.                      3,670,800                   215,660

Procter & Gamble Co.              3,529,800                   320,771

                                                              766,499

TOBACCO - 2.2%

Philip Morris Companies, Inc.     10,255,400                  482,004

TOTAL NONDURABLES                                             2,100,756

RETAIL & WHOLESALE - 8.6%

APPAREL STORES - 0.9%

Gap, Inc.                         2,210,200                   141,867

TJX Companies, Inc.               1,908,200                   56,411

                                                              198,278

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

DRUG STORES - 1.0%

CVS Corp.                         1,173,700                  $ 64,260

Rite Aid Corp.                    726,600                     35,694

Walgreen Co.                      2,008,300                   125,519

                                                              225,473

GENERAL MERCHANDISE STORES -
3.2%

Costco Companies, Inc. (a)        1,292,300                   107,099

Dayton Hudson Corp.               2,392,600                   152,528

Nordstrom, Inc.                   1,152,300                   47,964

Wal-Mart Stores, Inc.             4,340,200                   373,257

                                                              680,848

GROCERY STORES - 1.6%

Albertson's, Inc.                 1,066,100                   65,032

Meyer (Fred), Inc. (a)            1,405,700                   87,856

Safeway, Inc. (a)                 3,543,300                   198,868

                                                              351,756

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.9%

Best Buy Co., Inc. (a)            1,037,900                   94,189

Home Depot, Inc.                  3,520,400                   212,544

Staples, Inc. (a)                 3,438,675                   98,432

                                                              405,165

TOTAL RETAIL & WHOLESALE                                      1,861,520

SERVICES - 0.8%

ADVERTISING - 0.8%

Omnicom Group, Inc.               2,525,000                   161,600

SERVICES - 0.0%

Service Corp. International       655,100                     10,400

TOTAL SERVICES                                                172,000

TECHNOLOGY - 28.6%

COMMUNICATIONS EQUIPMENT - 4.6%

ADC Telecommunications, Inc.      940,900                     37,460
(a)

Ascend Communications, Inc.       1,399,600                   122,203
(a)

Aspect Telecommunications         782,600                     7,043
Corp. (a)

Cisco Systems, Inc. (a)           4,411,425                   492,150

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Lucent Technologies, Inc.         2,787,542                  $ 313,773

OY Nokia AB sponsored ADR         84,000                      12,096

                                                              984,725

COMPUTER SERVICES & SOFTWARE
- 10.5%

America Online, Inc.              1,355,400                   238,127

Automatic Data Processing,        3,288,580                   139,970
Inc.

BMC Software, Inc.                1,344,300                   62,762

Ceridian Corp. (a)                570,641                     45,295

Computer Associates               627,650                     31,775
International, Inc.

Compuware Corp. (a)               1,642,400                   108,809

DST Systems, Inc. (a)             733,700                     45,444

Electronic Data Systems Corp.     1,517,900                   79,595

Equifax, Inc.                     1,502,700                   59,451

IMS Health, Inc.                  2,865,700                   104,956

J.D. Edwards & Co. (a)            1,018,100                   20,680

Microsoft Corp. (a)               5,966,900                   1,044,206

Networks Associates, Inc. (a)     1,105,800                   57,916

Oracle Corp. (a)                  2,436,200                   134,905

Shared Medical Systems Corp.      891,700                     41,910

SunGard Data Systems, Inc. (a)    1,334,500                   47,875

                                                              2,263,676

COMPUTERS & OFFICE EQUIPMENT
- 6.3%

Comdisco, Inc.                    2,156,500                   28,843

Compaq Computer Corp.             4,034,000                   192,119

Dell Computer Corp. (a)           2,609,300                   260,930

EMC Corp. (a)                     1,581,000                   172,131

Fore Systems, Inc. (a)            1,070,100                   17,991

Gateway 2000, Inc. (a)            592,400                     45,763

Hewlett-Packard Co.               1,388,200                   108,800

International Business            1,161,400                   212,827
Machines Corp.

Lexmark International Group,      272,400                     30,815
Inc. Class A (a)

Pitney Bowes, Inc.                3,023,600                   208,061

Xerox Corp.                       638,200                     79,137

                                                              1,357,417

ELECTRONIC INSTRUMENTS - 1.2%

Applied Materials, Inc. (a)       1,519,500                   96,013

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS -
CONTINUED

Novellus Systems, Inc. (a)        1,514,900                  $ 110,777

Perkin-Elmer Corp.                615,600                     58,520

                                                              265,310

ELECTRONICS - 6.0%

Intel Corp.                       4,387,360                   618,344

Linear Technology Corp.           1,205,790                   122,689

Maxim Integrated Products,        725,500                     37,318
Inc. (a)

Micron Technology, Inc. (a)       2,071,300                   161,820

Motorola, Inc.                    903,700                     65,292

Texas Instruments, Inc.           1,670,600                   165,181

Xilinx, Inc.                      1,573,300                   130,584

                                                              1,301,228

TOTAL TECHNOLOGY                                              6,172,356

TRANSPORTATION - 0.2%

RAILROADS - 0.2%

Union Pacific Corp.               750,000                     38,578

UTILITIES - 4.7%

CELLULAR - 0.7%

AirTouch Communications, Inc.     1,296,700                   125,213
(a)

Nextel Communications, Inc.       1,014,200                   32,454
Class A (a)

                                                              157,667

ELECTRIC UTILITY - 0.3%

AES Corp. (a)                     373,900                     12,596

CMS Energy Corp.                  1,284,800                   55,006

                                                              67,602

TELEPHONE SERVICES - 3.7%

AT&T Corp.                        2,424,500                   220,023

MCI WorldCom, Inc. (a)            4,185,933                   333,828

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Qwest Communications              1,340,000                  $ 80,316
International, Inc. (a)

SBC Communications, Inc.          2,870,900                   155,029

                                                              789,196

TOTAL UTILITIES                                               1,014,465

TOTAL COMMON STOCKS                                           20,642,721
(Cost $12,453,894)

CASH EQUIVALENTS - 4.3%



Taxable Central Cash Fund (b)     930,399,096                 930,399
(Cost $930,399)

TOTAL INVESTMENT IN                                           $ 21,573,120
SECURITIES - 100%
(Cost $13,384,293)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $13,387,062,000. Net unrealized appreciation aggregated $8,186,058,000, of which $8,454,853,000 related to appreciated investment securities and $268,795,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                    JANUARY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 21,573,120
value (cost $13,384,293) -
See accompanying schedule

Receivable for investments                 74,629
sold

Receivable for fund shares                 70,132
sold

Dividends receivable                       12,247

Interest receivable                        3,665

Other receivables                          1,157

 TOTAL ASSETS                              21,734,950

LIABILITIES

Payable for investments        $ 243,377
purchased

Payable for fund shares         40,971
redeemed

Accrued management fee          8,471

Other payables and accrued      4,491
expenses

 TOTAL LIABILITIES                         297,310

NET ASSETS                                $ 21,437,640

Net Assets consist of:

Paid in capital                           $ 12,976,777

Undistributed net investment               31,098
income

Accumulated undistributed net              240,880
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                8,188,885
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 404,717                   $ 21,437,640
shares outstanding

NET ASSET VALUE, offering                  $52.97
price and redemption price
per share ($21,437,640
(divided by) 404,717 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                SIX MONTHS ENDED JANUARY 31,
                                    1999 (UNAUDITED)

INVESTMENT INCOME                            $ 73,704
Dividends

Interest                                      17,803

 TOTAL INCOME                                 91,507

EXPENSES

Management fee Basic fee         $ 51,289

 Performance adjustment           (11,087)

Transfer agent fees               19,994

Accounting fees and expenses      418

Non-interested trustees'          43
compensation

Custodian fees and expenses       179

Registration fees                 864

Audit                             47

Legal                             72

Miscellaneous                     50

 Total expenses before            61,869
reductions

 Expense reductions               (1,559)     60,310

NET INVESTMENT INCOME                         31,197

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            246,399

 Foreign currency transactions    359         246,758

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            3,018,995

 Assets and liabilities in        (38)        3,018,957
foreign currencies

NET GAIN (LOSS)                               3,265,715

NET INCREASE (DECREASE) IN                   $ 3,296,912
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 31,197                      $ 74,647
income

 Net realized gain (loss)         246,758                       1,047,466

 Change in net unrealized         3,018,957                     1,649,287
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       3,296,912                     2,771,400
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (36,305)                      (83,745)
From net investment income

 From net realized gain           (747,877)                     (562,631)

 TOTAL DISTRIBUTIONS              (784,182)                     (646,376)

Share transactions Net            3,665,928                     5,357,347
proceeds from sales of shares

 Reinvestment of distributions    766,935                       636,271

 Cost of shares redeemed          (2,514,194)                   (3,989,701)

 NET INCREASE (DECREASE) IN       1,918,669                     2,003,917
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       4,431,399                     4,128,941
IN NET ASSETS

NET ASSETS

 Beginning of period              17,006,241                    12,877,300

 End of period (including        $ 21,437,640                  $ 17,006,241
undistributed net investment
income of $31,098 and
$41,266, respectively)

OTHER INFORMATION
Shares

 Sold                             79,621                        126,191

 Issued in reinvestment of        19,630                        16,359
distributions

 Redeemed                         (55,885)                      (93,696)

 Net increase (decrease)          43,366                        48,854


FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                1999

                                (UNAUDITED)                   1998                  1997      1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 47.06                       $ 41.21               $ 30.76   $ 32.59  $ 25.14  $ 25.72
period

Income from Investment
Operations

 Net investment income           .08 D                         .22 D                 .28 D     .34      .07 D    .12

 Net realized and                7.99                          7.64                  12.70     .42      7.96     3.43
unrealized gain   (loss)

 Total from investment           8.07                          7.86                  12.98     .76      8.03     3.55
operations



Less Distributions

 From net investment   income    (.10)                         (.26)                 (.28)     (.12)    -        (.01)

 From net realized   gain        (2.06)                        (1.75)                (2.25)    (2.47)   (.58)    (4.12)

 Total distributions             (2.16)                        (2.01)                (2.53)    (2.59)   (.58)    (4.13)

Net asset value, end  of        $ 52.97                       $ 47.06               $ 41.21   $ 30.76  $ 32.59  $ 25.14
period

TOTAL RETURN B, C                18.78%                        20.17%                45.50%    2.19%    32.64%   14.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of  period      $ 21,438                      $ 17,006              $ 12,877  $ 8,179  $ 6,421  $ 2,229
(in millions)

Ratio of expenses to average     .71% A                        .72%                  .80%      .98%     1.05%    1.27%
net assets

Ratio of expenses to average     .70% A, E                     .70% E                .78%E     .95%E    1.02%E   1.22%E
net assets after expense
reductions

Ratio of net investment          .36% A                        .52%                  .81%      1.10%    .25%     .21%
income to average net assets

Portfolio turnover rate          40% A                         49%                   51%       206%     182%     271%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE FORMER ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS

For the period ended January 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Blue Chip Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $4,258,499,000 and $3,346,391,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .46% of average net assets after the performance adjustment.

SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. FDC received a sales charge of up to 3% for

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

selling shares of the fund. Effective September 30, 1998, the fund's 3% sales charge was eliminated. Prior to October 12, 1990, FDC received a sales charge of up to 2% and a deferred sales charge of up to 1%. Shares purchased before October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received sales charges of $755,000 of which $0 was retained, and deferred sales charges of $0 respectively, on sales of shares of the fund.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $706,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,109,000 under this arrangement.

In addition, the fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $450,000 under this arrangement.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
TOUCHTONE XPRESS
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

John McDowell, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund SM

ContrafundII SM

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty SM

Growth Company Fund

Large Cap Stock Fund

Low-Priced Stock Fund

Magellan(registered trademark) Fund

Mid-Cap Stock Fund

New Millennium Fund(registered trademark)

OTC Portfolio

Retirement Growth Fund

Small Cap Selector

Small Cap Stock Fund

Stock Selector

TechnoQuant Growth Fund SM

Trend Fund

Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

TouchTone Xpress (registered trademark) (AUTOMATED GRAPHIC)
1-800-544-5555

(AUTOMATED GRAPHIC) AUTOMATED LINE FOR QUICKEST SERVICE

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Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com